AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.3%
Affiliated Mutual Fund — 13.8%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	160,191,651	$1,816,573,319
(cost $1,638,334,990)(wa)
Common Stocks — 51.8%
Aerospace & Defense — 1.5%
AAR Corp.*	17,000	951,835
Airbus SE (France)	41,739	7,349,641
Archer Aviation, Inc. (Class A Stock)*(a)	96,400	685,404
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	26,289	83,051
Axon Enterprise, Inc.*	6,587	3,464,433
BAE Systems PLC (United Kingdom)	135,584	2,737,779
Bharat Electronics Ltd. (India)	32,949	115,254
Boeing Co. (The)*	143,180	24,419,349
BWX Technologies, Inc.	1,768	174,413
Curtiss-Wright Corp.	927	294,109
Dassault Aviation SA (France)	1,130	372,590
Elbit Systems Ltd. (Israel)	1,305	500,465
Embraer SA (Brazil)*	4,100	47,305
Embraer SA (Brazil), ADR*	67,497	3,118,361
General Dynamics Corp.	10,090	2,750,332
General Electric Co.	229,989	46,032,298
HEICO Corp.	5,300	1,416,107
Hexcel Corp.	1,988	108,863
Hindustan Aeronautics Ltd. (India)	2,804	136,247
Howmet Aerospace, Inc.	34,157	4,431,188
Huntington Ingalls Industries, Inc.	952	194,246
Karman Holdings, Inc.*(a)	1,098	36,695
Kongsberg Gruppen ASA (Norway)	19,126	2,804,161
L3Harris Technologies, Inc.	18,475	3,867,002
Leonardo SpA (Italy)	38,774	1,888,249
Lockheed Martin Corp.	30,265	13,519,678
Moog, Inc. (Class A Stock)	5,700	988,095
MTU Aero Engines AG (Germany)	7,079	2,459,759
Northrop Grumman Corp.	36,445	18,660,205
Rheinmetall AG (Germany)	8,066	11,541,824
Rocket Lab USA, Inc.*(a)	12,200	218,136
Rolls-Royce Holdings PLC (United Kingdom)*	758,263	7,369,837
RTX Corp.	148,164	19,625,803
Safran SA (France)	43,700	11,505,487
Singapore Technologies Engineering Ltd. (Singapore)	243,200	1,221,388
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,501	86,185
Standardaero, Inc.*	175	4,662
Textron, Inc.	4,530	327,293
Thales SA (France)	10,144	2,696,493
TransDigm Group, Inc.(a)	1,049	1,451,071
V2X, Inc.*	23,800	1,167,390
Woodward, Inc.	1,424	259,866
		201,082,549
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	2,839	290,714
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Deutsche Post AG (Germany)	45,448	$1,951,232
DSV A/S (Denmark)	1,495	289,105
Expeditors International of Washington, Inc.	2,868	344,877
FedEx Corp.	52,367	12,766,027
GXO Logistics, Inc.*	2,873	112,277
Hyundai Glovis Co. Ltd. (South Korea)	300	23,065
United Parcel Service, Inc. (Class B Stock)	36,094	3,969,979
		19,747,276
Automobile Components — 0.1%
Adient PLC*	31,800	408,948
Aisin Corp. (Japan)	142,600	1,557,605
Aptiv PLC (United Kingdom)*	5,689	338,495
BorgWarner, Inc.	5,313	152,217
Bridgestone Corp. (Japan)	43,200	1,735,467
Cie Generale des Etablissements Michelin SCA (France)	142,360	5,003,466
Dana, Inc.	9,000	119,970
Denso Corp. (Japan)	170,200	2,111,599
Dorman Products, Inc.*	3,179	383,197
Gentex Corp.	5,653	131,715
Goodyear Tire & Rubber Co. (The)*	20,500	189,420
Hankook Tire & Technology Co. Ltd. (South Korea)	23,255	626,151
Hyundai Mobis Co. Ltd. (South Korea)	3,276	582,979
Lear Corp.	1,323	116,715
QuantumScape Corp.*(a)	9,089	37,810
Sumitomo Electric Industries Ltd. (Japan)	117,600	1,962,735
TPR Co. Ltd. (Japan)	120,800	1,883,812
Visteon Corp.*	900	69,858
		17,412,159
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	5,635	454,392
BYD Co. Ltd. (China) (Class H Stock)	107,182	5,427,324
Ferrari NV (Italy)	15,893	6,787,274
Ford Motor Co.	471,161	4,725,745
Geely Automobile Holdings Ltd. (China)	41,000	88,011
General Motors Co.	374,268	17,601,824
Harley-Davidson, Inc.	2,924	73,831
Hero MotoCorp Ltd. (India)	216	9,374
Honda Motor Co. Ltd. (Japan)	139,400	1,261,511
Hyundai Motor Co. (South Korea)	3,420	461,939
Isuzu Motors Ltd. (Japan)	74,800	1,017,100
Kia Corp. (South Korea)	9,447	597,510
Lucid Group, Inc.*(a)	22,715	54,970
Mahindra & Mahindra Ltd. (India)	58,219	1,807,072
Maruti Suzuki India Ltd. (India)	912	122,515
Mercedes-Benz Group AG (Germany)	35,569	2,101,122
Rivian Automotive, Inc. (Class A Stock)*(a)	20,226	251,814
Seres Group Co. Ltd. (China) (Class A Stock)	900	15,671
Subaru Corp. (Japan)(a)	104,700	1,875,090
A1

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Suzuki Motor Corp. (Japan)(a)	330,600	$4,058,155
Tesla, Inc.*	206,269	53,456,674
Thor Industries, Inc.	1,247	94,535
Toyota Motor Corp. (Japan)	624,000	11,030,636
Winnebago Industries, Inc.	31,900	1,099,274
Zhejiang Leapmotor Technology Co. Ltd. (China), 144A*	2,900	18,814
		114,492,177
Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	208,952	4,402,908
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	7,203	21,347
Agricultural Bank of China Ltd. (China) (Class H Stock)	42,000	25,294
AIB Group PLC (Ireland)	527,586	3,407,790
Akbank TAS (Turkey)	244,507	336,755
Al Rajhi Bank (Saudi Arabia)	7,070	191,917
Ameris Bancorp	29,600	1,704,072
AMMB Holdings Bhd (Malaysia)	68,500	86,588
ANZ Group Holdings Ltd. (Australia)	158,445	2,900,981
Arab National Bank (Saudi Arabia)	10,843	66,548
Associated Banc-Corp.	85,700	1,930,821
Axos Financial, Inc.*	18,000	1,161,360
Banco Bilbao Vizcaya Argentaria SA (Spain)	590,502	8,058,925
Banco Bradesco SA (Brazil)	4,732	9,453
Banco de Chile (Chile)	185,977	24,595
Banco do Brasil SA (Brazil)	24,200	119,676
Banco Santander SA (Spain)	1,329,769	8,958,538
Bancolombia SA (Colombia)	977	10,966
Bank Central Asia Tbk PT (Indonesia)	2,030,043	1,037,170
Bank Hapoalim BM (Israel)	148,954	2,019,969
Bank Leumi Le-Israel BM (Israel)	187,915	2,530,574
Bank of America Corp.	614,069	25,625,099
Bank of Changsha Co. Ltd. (China) (Class A Stock)	29,100	36,831
Bank of China Ltd. (China) (Class H Stock)	1,297,000	783,328
Bank of Communications Co. Ltd. (China) (Class H Stock)	630,000	562,978
Bank of Ireland Group PLC (Ireland)	81,694	965,241
Bank of Marin Bancorp	50,800	1,121,156
Bank of Ningbo Co. Ltd. (China) (Class A Stock)	8,500	30,226
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	30,300	41,126
Bank OZK	2,597	112,840
Bank Polska Kasa Opieki SA (Poland)	1,725	78,860
Bank Syariah Indonesia Tbk PT (Indonesia)	1,136,218	159,231
BankUnited, Inc.	53,420	1,839,785
Banque Saudi Fransi (Saudi Arabia)	21,344	105,467
Barclays PLC (United Kingdom)	1,835,937	6,903,185
BayCom Corp.	14,500	364,965
Berkshire Hills Bancorp, Inc.	37,600	980,984
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BNK Financial Group, Inc. (South Korea)	2,565	$17,992
BNP Paribas SA (France)	80,484	6,726,801
BOC Hong Kong Holdings Ltd. (China)	662,500	2,682,411
BOK Financial Corp.	565	58,845
BPER Banca SpA (Italy)	154,730	1,214,583
Brookline Bancorp, Inc.	17,232	187,829
Byline Bancorp, Inc.	7,100	185,736
CaixaBank SA (Spain)	311,616	2,427,406
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	883,000	692,630
China Construction Bank Corp. (China) (Class H Stock)	1,508,000	1,336,336
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,368,000	557,598
China Merchants Bank Co. Ltd. (China) (Class H Stock)	5,500	32,609
Citigroup, Inc.	253,768	18,014,990
Citizens Financial Group, Inc.	26,813	1,098,529
Columbia Banking System, Inc.	5,092	126,995
Comerica, Inc.	3,221	190,232
Commerce Bancshares, Inc.	3,000	186,690
Commonwealth Bank of Australia (Australia)	95,558	9,086,981
ConnectOne Bancorp, Inc.	18,600	452,166
Credit Agricole SA (France)	200,086	3,642,976
Cullen/Frost Bankers, Inc.	1,429	178,911
Customers Bancorp, Inc.*	10,500	527,100
Danske Bank A/S (Denmark)	69,646	2,279,613
DBS Group Holdings Ltd. (Singapore)	130,750	4,490,129
Dime Community Bancshares, Inc.	55,000	1,533,400
DNB Bank ASA (Norway)	130,353	3,429,937
Dubai Islamic Bank PJSC (United Arab Emirates)	75,712	147,369
Eagle Bancorp, Inc.	3,400	71,400
East West Bancorp, Inc.(a)	39,176	3,516,438
Eastern Bankshares, Inc.	20,901	342,776
Emirates NBD Bank PJSC (United Arab Emirates)	20,113	110,613
Erste Group Bank AG (Austria)	28,563	1,975,734
Eurobank Ergasias Services & Holdings SA (Greece)	21,743	58,407
Fifth Third Bancorp	16,332	640,214
First BanCorp. (Puerto Rico)	25,200	483,084
First Citizens BancShares, Inc. (Class A Stock)	290	537,695
First Commonwealth Financial Corp.	37,500	582,750
First Financial Bancorp	56,000	1,398,880
First Foundation, Inc.	48,300	250,677
First Hawaiian, Inc.	3,135	76,619
First Horizon Corp.	12,928	251,062
First Interstate BancSystem, Inc. (Class A Stock)	8,379	240,058
Flushing Financial Corp.	20,600	261,620
FNB Corp.	8,690	116,881
Fulton Financial Corp.	13,200	238,788
Grupo Financiero Galicia SA (Argentina), ADR(a)	15,351	836,169

A2

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	26,231	$1,071,021
Hang Seng Bank Ltd. (Hong Kong)	130,000	1,770,444
Hanmi Financial Corp.	3,300	74,778
HDFC Bank Ltd. (India)	8,811	187,817
Heritage Financial Corp.	17,057	414,997
HSBC Holdings PLC (United Kingdom)	1,564,991	17,741,496
Huaxia Bank Co. Ltd. (China) (Class A Stock)	15,500	16,721
Huntington Bancshares, Inc.	34,919	524,134
ICICI Bank Ltd. (India)	5,276	82,928
Independent Bank Corp.(a)	25,200	1,578,780
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,106,000	789,221
Industrial Bank of Korea (South Korea)	92,740	899,884
ING Groep NV (Netherlands)	337,613	6,614,279
Intesa Sanpaolo SpA (Italy)	1,489,216	7,674,929
Israel Discount Bank Ltd. (Israel) (Class A Stock)	55,600	387,317
JB Financial Group Co. Ltd. (South Korea)	1,820	21,653
JPMorgan Chase & Co.	291,843	71,589,088
Kasikornbank PCL (Thailand)	26,100	124,704
KB Financial Group, Inc. (South Korea)	11,428	619,440
KeyCorp	22,417	358,448
Komercni Banka A/S (Czech Republic)	934	45,281
Krung Thai Bank PCL (Thailand)	54,600	38,934
Lloyds Banking Group PLC (United Kingdom)	5,866,084	5,501,897
M&T Bank Corp.	27,515	4,918,306
Metropolitan Bank Holding Corp.*	18,000	1,007,820
Midland States Bancorp, Inc.	18,200	311,584
MidWestOne Financial Group, Inc.	7,990	236,584
Mitsubishi UFJ Financial Group, Inc. (Japan)	721,600	9,838,163
Mizrahi Tefahot Bank Ltd. (Israel)	40,421	1,817,870
Mizuho Financial Group, Inc. (Japan)	85,100	2,335,462
Moneta Money Bank A/S (Czech Republic), 144A	5,982	38,026
MVB Financial Corp.	23,900	413,948
National Australia Bank Ltd. (Australia)	117,361	2,524,282
NatWest Group PLC (United Kingdom)	914,898	5,401,915
Nordea Bank Abp (Finland)	286,442	3,663,721
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	190,785	1,953,638
Oversea-Chinese Banking Corp. Ltd. (Singapore)	129,700	1,662,239
Pacific Premier Bancorp, Inc.	71,000	1,513,720
Pathward Financial, Inc.	10,800	787,860
Peapack-Gladstone Financial Corp.	44,300	1,258,120
Ping An Bank Co. Ltd. (China) (Class A Stock)	16,700	25,897
Pinnacle Financial Partners, Inc.	18,768	1,990,159
Piraeus Financial Holdings SA (Greece)	5,999	32,963
PNC Financial Services Group, Inc. (The)	112,688	19,807,170
Popular, Inc. (Puerto Rico)(a)	1,563	144,374
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Prosperity Bancshares, Inc.(a)	2,185	$155,944
Punjab National Bank (India)	35,604	39,807
Regions Financial Corp.	22,227	482,993
Renasant Corp.	8,195	278,056
Riyad Bank (Saudi Arabia)	21,349	187,206
Santander Bank Polska SA (Poland)	592	85,246
Saudi Awwal Bank (Saudi Arabia)	8,267	82,581
Sberbank of Russia PJSC (Russia)^	83,328	—
SCB X PCL (Thailand)	18,600	67,599
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	31,100	44,626
Shinhan Financial Group Co. Ltd. (South Korea)	20,455	654,618
Societe Generale SA (France)	42,624	1,922,936
SouthState Corp.	3,800	352,716
Standard Bank Group Ltd. (South Africa)	5,338	69,748
Standard Chartered PLC (United Kingdom)	269,451	3,998,484
Sumitomo Mitsui Financial Group, Inc. (Japan)	238,500	6,132,935
Swedbank AB (Sweden) (Class A Stock)(a)	37,438	852,631
Synovus Financial Corp.	3,498	163,497
TMBThanachart Bank PCL (Thailand)	752,000	43,574
Truist Financial Corp.	517,689	21,302,902
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	577,307	186,480
U.S. Bancorp	338,039	14,272,007
UniCredit SpA (Italy)	127,688	7,167,402
United Community Banks, Inc.	7,600	213,788
United Overseas Bank Ltd. (Singapore)	96,400	2,720,072
Unity Bancorp, Inc.	2,100	85,470
Valley National Bancorp	205,800	1,829,562
Webster Financial Corp.	55,144	2,842,673
Wells Fargo & Co.	214,123	15,371,890
Western Alliance Bancorp	6,789	521,599
Westpac Banking Corp. (Australia)	178,131	3,549,696
Wintrust Financial Corp.	23,446	2,636,737
Woori Financial Group, Inc. (South Korea)	96,357	1,088,130
Yapi ve Kredi Bankasi A/S (Turkey)	603,783	382,651
Zions Bancorp NA	3,520	175,507
		421,987,983
Beverages — 0.4%
Ambev SA (Brazil)	11,200	26,614
Anheuser-Busch InBev SA/NV (Belgium)	32,174	1,978,104
Boston Beer Co., Inc. (The) (Class A Stock)*	113	26,989
Brown-Forman Corp. (Class A Stock)	750	25,102
Brown-Forman Corp. (Class B Stock)(a)	39,291	1,333,537
Carlsberg A/S (Denmark) (Class B Stock)	11,324	1,433,366
Coca-Cola Co. (The)	379,566	27,184,517
Coca-Cola Consolidated, Inc.	144	194,400

A3

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola HBC AG (Italy)*	43,142	$1,953,892
Constellation Brands, Inc. (Class A Stock)(a)	3,854	707,286
Diageo PLC (United Kingdom)	112,499	2,939,897
Keurig Dr. Pepper, Inc.	144,484	4,944,242
Kirin Holdings Co. Ltd. (Japan)	17,300	239,712
Molson Coors Beverage Co. (Class B Stock)	4,152	252,732
Monster Beverage Corp.*	3,490	204,235
National Beverage Corp.	17,800	739,412
PepsiCo, Inc.	38,668	5,797,880
Pernod Ricard SA (France)	3,661	361,680
		50,343,597
Biotechnology — 1.0%
AbbVie, Inc.	130,889	27,423,863
ACADIA Pharmaceuticals, Inc.*	48,700	808,907
ADMA Biologics, Inc.*	54,500	1,081,280
Agios Pharmaceuticals, Inc.*	32,600	955,180
Akero Therapeutics, Inc.*	10,700	433,136
Alkermes PLC*(a)	34,800	1,149,096
Alnylam Pharmaceuticals, Inc.*	30,954	8,358,199
Amgen, Inc.	63,078	19,651,951
Amicus Therapeutics, Inc.*(a)	102,200	833,952
Apellis Pharmaceuticals, Inc.*	5,283	115,539
Arcutis Biotherapeutics, Inc.*	42,063	657,865
Ardelyx, Inc.*	65,400	321,114
Argenx SE (Netherlands)*	3,445	2,032,881
Argenx SE (Netherlands), ADR*	3,878	2,295,253
Aurinia Pharmaceuticals, Inc. (Canada)*	17,500	140,700
Avidity Biosciences, Inc.*(a)	31,800	938,736
BioCryst Pharmaceuticals, Inc.*	101,500	761,250
Biogen, Inc.*	46,025	6,298,061
BioMarin Pharmaceutical, Inc.*	13,884	981,460
Blueprint Medicines Corp.*(a)	13,400	1,186,034
Bridgebio Pharma, Inc.*	3,600	124,452
CareDx, Inc.*(a)	36,500	647,875
Catalyst Pharmaceuticals, Inc.*	36,100	875,425
Crinetics Pharmaceuticals, Inc.*	3,514	117,860
CSL Ltd.	25,394	3,996,742
Cytokinetics, Inc.*	2,500	100,475
Exact Sciences Corp.*	2,698	116,796
Exelixis, Inc.*	1,180	43,566
Fate Therapeutics, Inc.*	49,100	38,794
Genmab A/S (Denmark)*	12,488	2,432,917
Gilead Sciences, Inc.	50,324	5,638,804
GRAIL, Inc.*(a)	559	14,277
Halozyme Therapeutics, Inc.*	22,200	1,416,582
Hugel, Inc. (South Korea)*	1,602	365,555
Incyte Corp.*	3,634	220,039
Insmed, Inc.*	12,600	961,254
Ionis Pharmaceuticals, Inc.*	322	9,715
Kiniksa Pharmaceuticals International PLC*	14,600	324,266
Krystal Biotech, Inc.*	600	108,180
Madrigal Pharmaceuticals, Inc.*(a)	800	264,984
MiMedx Group, Inc.*	92,300	701,480
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Mirati Therapeutics, Inc.^	1,574	$—
Moderna, Inc.*	7,854	222,661
Natera, Inc.*	56,059	7,927,303
Newamsterdam Pharma Co. NV (Netherlands)*	9,714	198,846
PTC Therapeutics, Inc.*	16,900	861,224
Regeneron Pharmaceuticals, Inc.	2,311	1,465,706
Relay Therapeutics, Inc.*	113,700	297,894
Revolution Medicines, Inc.*	6,900	243,984
Roivant Sciences Ltd.*	8,781	88,600
Sutro Biopharma, Inc.*	188,000	122,313
TG Therapeutics, Inc.*	4,400	173,492
Travere Therapeutics, Inc.*	33,200	594,944
Twist Bioscience Corp.*(a)	21,500	844,090
United Therapeutics Corp.*	1,059	326,458
Vanda Pharmaceuticals, Inc.*	100,400	460,836
Vaxcyte, Inc.*(a)	6,999	264,282
Veracyte, Inc.*	4,086	121,150
Vertex Pharmaceuticals, Inc.*	34,981	16,959,488
Vir Biotechnology, Inc.*	102,600	664,848
Zai Lab Ltd. (China), ADR*(a)	10,083	364,400
Zymeworks, Inc.*	10,400	123,864
		127,270,878
Broadline Retail — 1.7%
Alibaba Group Holding Ltd. (China)	45,556	753,769
Alibaba Group Holding Ltd. (China), ADR	30,714	4,061,312
Amazon.com, Inc.*	1,018,824	193,841,454
Dillard’s, Inc. (Class A Stock)	15	5,372
Dollarama, Inc. (Canada)	4,499	481,086
eBay, Inc.	11,567	783,433
Etsy, Inc.*	969	45,717
Falabella SA (Chile)	20,437	85,231
Global-e Online Ltd. (Israel)*	24,444	871,429
JD.com, Inc. (China), ADR	6,700	275,504
JD.com, Inc. (China) (Class A Stock)	24,800	510,174
Kohl’s Corp.(a)	2,823	23,092
Macy’s, Inc.	6,730	84,529
MercadoLibre, Inc. (Brazil)*	6,984	13,624,876
Next PLC (United Kingdom)	20,159	2,904,414
Nordstrom, Inc.	2,491	60,905
Ollie’s Bargain Outlet Holdings, Inc.*	1,385	161,159
PDD Holdings, Inc. (China), ADR*	600	71,010
Prosus NV (China)*	85,611	3,977,415
Rakuten Group, Inc. (Japan)*	47,700	273,653
Vipshop Holdings Ltd. (China), ADR	36,000	564,480
Wesfarmers Ltd. (Australia)	43,947	1,992,291
		225,452,305
Building Products — 0.3%
A.O. Smith Corp.	2,886	188,629
Advanced Drainage Systems, Inc.	920	99,958
AGC, Inc. (Japan)	22,000	669,741
Allegion PLC	2,112	275,531
Armstrong World Industries, Inc.	709	99,884
Assa Abloy AB (Sweden) (Class B Stock)	55,213	1,657,564

A4

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
AZEK Co., Inc. (The)*	1,070	$52,312
Builders FirstSource, Inc.*	2,521	314,974
Bunka Shutter Co. Ltd. (Japan)	57,000	716,737
Carlisle Cos., Inc.	948	322,794
Carrier Global Corp.	20,260	1,284,484
Cie de Saint-Gobain SA (France)	48,153	4,796,850
Daikin Industries Ltd. (Japan)	4,000	434,075
Fortune Brands Innovations, Inc.	2,994	182,275
Geberit AG (Switzerland)	3,992	2,500,935
Hayward Holdings, Inc.*	218,145	3,036,578
Johnson Controls International PLC	51,160	4,098,428
Masco Corp.	5,219	362,929
Masterbrand, Inc.*	18,500	241,610
Owens Corning	24,788	3,540,222
Resideo Technologies, Inc.*	289,200	5,118,840
ROCKWOOL A/S (Denmark) (Class B Stock)	3,980	1,649,743
Simpson Manufacturing Co., Inc.	840	131,947
Trane Technologies PLC	13,205	4,449,029
		36,226,069
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	131,290	6,173,338
Affiliated Managers Group, Inc.	714	119,973
AllianceBernstein Holding LP, MLP	12,056	461,865
Ameriprise Financial, Inc.	175	84,719
Amundi SA (France), 144A	30,715	2,406,380
B3 SA - Brasil Bolsa Balcao (Brazil)	125,400	267,877
Banco BTG Pactual SA (Brazil), UTS	287,227	1,705,307
Bank of New York Mellon Corp. (The)	164,523	13,798,544
BGC Group, Inc. (Class A Stock)	139,000	1,274,630
Blackrock, Inc.	3,563	3,372,308
Blackstone, Inc.	18,628	2,603,822
Bridge Investment Group Holdings, Inc. (Class A Stock)	8,039	77,014
BSE Ltd. (India)	624	39,730
Carlyle Group, Inc. (The)	5,316	231,724
Cboe Global Markets, Inc.	2,554	577,945
Charles Schwab Corp. (The)	35,667	2,792,013
CME Group, Inc.	8,679	2,302,452
Coinbase Global, Inc. (Class A Stock)*	787	135,545
Coronation Fund Managers Ltd. (South Africa)	5,570	11,814
Deutsche Bank AG (Germany)	213,385	5,086,494
Deutsche Boerse AG (Germany)	8,174	2,411,819
Euronext NV (Netherlands), 144A	20,840	3,024,552
Evercore, Inc. (Class A Stock)	873	174,356
FactSet Research Systems, Inc.	595	270,511
Franklin Resources, Inc.	6,964	134,057
Futu Holdings Ltd. (Hong Kong), ADR	5,862	599,976
Goldman Sachs Group, Inc. (The)	39,311	21,475,206
HDFC Asset Management Co. Ltd. (India), 144A	2,692	125,949
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	90,000	4,003,579
Houlihan Lokey, Inc.	21,646	3,495,829
Indian Energy Exchange Ltd. (India), 144A	3,393	6,935
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Interactive Brokers Group, Inc. (Class A Stock)	2,556	$423,248
Intercontinental Exchange, Inc.	41,217	7,109,933
Invesco Ltd.	79,108	1,200,068
Janus Henderson Group PLC	230,416	8,329,538
Japan Exchange Group, Inc. (Japan)	46,200	475,441
Jefferies Financial Group, Inc.	3,047	163,228
Julius Baer Group Ltd. (Switzerland)	7,910	548,290
KKR & Co., Inc.	54,194	6,265,368
Korea Investment Holdings Co. Ltd. (South Korea)	86,748	4,337,889
Lazard, Inc.	207	8,963
London Stock Exchange Group PLC (United Kingdom)	33,252	4,938,829
LPL Financial Holdings, Inc.	7,696	2,517,669
Macquarie Group Ltd. (Australia)	12,109	1,506,925
Marex Group PLC (United Kingdom)	8,998	317,809
MarketAxess Holdings, Inc.	850	183,898
Mirae Asset Securities Co. Ltd. (South Korea)	335,255	2,102,627
Moelis & Co. (Class A Stock)	13,634	795,680
Moody’s Corp.	14,813	6,898,266
Morgan Stanley	136,132	15,882,521
MSCI, Inc.	20,926	11,833,653
Nasdaq, Inc.	77,255	5,860,564
NH Investment & Securities Co. Ltd. (South Korea)	320,524	3,075,127
Nomura Holdings, Inc. (Japan)	603,200	3,716,872
Northern Trust Corp.	4,741	467,700
Partners Group Holding AG (Switzerland)	744	1,058,862
Piper Sandler Cos.	6,500	1,609,790
Raymond James Financial, Inc.	43,294	6,013,970
Robinhood Markets, Inc. (Class A Stock)*	16,234	675,659
S&P Global, Inc.	44,953	22,840,619
Samsung Securities Co. Ltd. (South Korea)	443	13,716
Schroders PLC (United Kingdom)	119,082	539,141
SEI Investments Co.	2,430	188,641
Singapore Exchange Ltd. (Singapore)	200,300	1,982,978
State Street Corp.	47,678	4,268,611
StepStone Group, Inc. (Class A Stock)	22,600	1,180,398
Stifel Financial Corp.	49,714	4,686,042
StoneX Group, Inc.*	3,950	301,701
T. Rowe Price Group, Inc.	5,307	487,554
TMX Group Ltd. (Canada)	40,291	1,471,032
TPG, Inc.	1,510	71,619
Tradeweb Markets, Inc. (Class A Stock)	1,703	252,827
UBS Group AG (Switzerland)	253,337	7,781,144
UTI Asset Management Co. Ltd. (India)	1,447	17,796
Victory Capital Holdings, Inc. (Class A Stock)	15,900	920,133
Virtu Financial, Inc. (Class A Stock)	1,980	75,478
Virtus Investment Partners, Inc.	2,200	379,192
XP, Inc. (Brazil) (Class A Stock)	151,828	2,087,635
		227,110,907

A5

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals — 0.6%
AdvanSix, Inc.	54,600	$1,236,690
Air Liquide SA (France)	36,213	6,878,486
Air Products & Chemicals, Inc.	5,357	1,579,886
Albemarle Corp.(a)	2,854	205,545
Asahi Kasei Corp. (Japan)	90,800	636,568
Ashland, Inc.	1,204	71,385
Avient Corp.	18,884	701,729
Axalta Coating Systems Ltd.*	5,296	175,668
BASF SE (Germany)	23,097	1,157,826
Cabot Corp.	6,500	540,410
Celanese Corp.	1,989	112,916
CF Industries Holdings, Inc.	4,208	328,855
Chemours Co. (The)	3,430	46,408
Corteva, Inc.	16,897	1,063,328
Dow, Inc.	17,016	594,199
DSM-Firmenich AG (Switzerland)	12,863	1,273,413
DuPont de Nemours, Inc.	189,625	14,161,195
Eastman Chemical Co.	2,834	249,704
Ecolab, Inc.	40,403	10,242,969
Ecovyst, Inc.*	118,600	735,320
Element Solutions, Inc.	10,854	245,409
Evonik Industries AG (Germany)	17,656	382,764
FMC Corp.	56,852	2,398,586
Givaudan SA (Switzerland)	760	3,269,971
Huntsman Corp.	4,050	63,950
International Flavors & Fragrances, Inc.	6,186	480,096
Linde PLC	35,770	16,655,943
LyondellBasell Industries NV (Class A Stock)	6,299	443,450
Mativ Holdings, Inc.	21,200	132,076
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	4,200	5,981
Mesaieed Petrochemical Holding Co. (Qatar)	2,096,058	826,689
Mitsubishi Chemical Group Corp. (Japan)	388,500	1,919,766
Mosaic Co. (The)	7,781	210,165
NewMarket Corp.	165	93,464
Nippon Paint Holdings Co. Ltd. (Japan)	77,500	581,991
Nippon Sanso Holdings Corp. (Japan)	8,800	266,944
Nitto Denko Corp. (Japan)	124,500	2,302,822
Olin Corp.	2,892	70,102
Orica Ltd. (Australia)	22,174	236,999
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.	5,593	611,595
RPM International, Inc.	2,391	276,591
Sasol Ltd. (South Africa)*	103,021	431,663
Satellite Chemical Co. Ltd. (China) (Class A Stock)	10,500	33,219
Scotts Miracle-Gro Co. (The)	685	37,600
Sherwin-Williams Co. (The)	510	178,087
Shin-Etsu Chemical Co. Ltd. (Japan)	98,300	2,805,007
Sika AG (Switzerland)	5,197	1,265,907
Solvay SA (Belgium)	14,042	499,499
Symrise AG (Germany)	7,680	796,217
Westlake Corp.	829	82,925
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	11,300	$35,563
Zhejiang NHU Co. Ltd. (China) (Class A Stock)	8,000	24,653
		79,658,194
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	35,500	1,681,280
ACCO Brands Corp.	179,100	750,429
ACV Auctions, Inc. (Class A Stock)*	30,802	434,000
Brambles Ltd. (Australia)	209,229	2,643,237
Cintas Corp.	432	88,789
Clean Harbors, Inc.*	1,236	243,616
Copart, Inc.*	23,370	1,322,508
Dai Nippon Printing Co. Ltd. (Japan)	121,200	1,725,578
Deluxe Corp.	85,700	1,354,917
GFL Environmental, Inc.	2,113	102,079
Interface, Inc.	58,900	1,168,576
MSA Safety, Inc.	923	135,395
Pitney Bowes, Inc.	117,700	1,065,185
Quad/Graphics, Inc.	17,700	96,465
RB Global, Inc. (Canada)	4,435	444,831
Republic Services, Inc.	8,955	2,168,543
Securitas AB (Sweden) (Class B Stock)	42,658	603,652
Steelcase, Inc. (Class A Stock)	18,900	207,144
Tetra Tech, Inc.	5,100	149,175
Veralto Corp.	77,692	7,571,085
Vestis Corp.	3,307	32,739
VSE Corp.(a)	4,616	553,874
		24,543,097
Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	4,000	70,868
Arista Networks, Inc.*	128,504	9,956,490
Ciena Corp.*	3,489	210,840
Cisco Systems, Inc.	667,875	41,214,566
CommScope Holding Co., Inc.*	81,800	434,358
F5, Inc.*	1,416	377,038
Hengtong Optic-electric Co. Ltd. (China) (Class A Stock)	3,500	8,038
Juniper Networks, Inc.	7,904	286,046
Lumentum Holdings, Inc.*	1,660	103,484
Motorola Solutions, Inc.	2,087	913,709
NetScout Systems, Inc.*	67,800	1,424,478
Nokia OYJ (Finland)	835,930	4,402,673
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	270,247	2,102,727
Ubiquiti, Inc.	19	5,893
Viavi Solutions, Inc.*	132,700	1,484,913
		62,996,121
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	60,366	3,454,945
AECOM	3,238	300,260
API Group Corp.*	5,285	188,992
Bouygues SA (France)	6,152	242,514

A6

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
China Railway Group Ltd. (China) (Class H Stock)	208,000	$92,016
Comfort Systems USA, Inc.	8,573	2,763,335
Eiffage SA (France)	18,943	2,205,511
EMCOR Group, Inc.	669	247,282
Everus Construction Group, Inc.*	1,249	46,325
Ferrovial SE	34,211	1,530,181
Fluor Corp.*	61,200	2,192,184
Granite Construction, Inc.	6,600	497,640
Great Lakes Dredge & Dock Corp.*	29,716	258,529
MasTec, Inc.*	43,021	5,020,981
Matrix Service Co.*	29,900	371,657
Obayashi Corp. (Japan)	151,200	2,017,060
Primoris Services Corp.	30,800	1,768,228
Quanta Services, Inc.	2,436	619,183
Skanska AB (Sweden) (Class B Stock)	29,946	660,940
Sterling Infrastructure, Inc.*	8,800	996,248
Taisei Corp. (Japan)	32,000	1,424,370
Valmont Industries, Inc.	484	138,119
Vinci SA (France)	53,446	6,737,411
WillScot Holdings Corp.	3,097	86,097
		33,860,008
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	18,383
China National Building Material Co. Ltd. (China) (Class H Stock)	216,000	111,474
CRH PLC	163,080	14,346,148
Eagle Materials, Inc.	201	44,608
Heidelberg Materials AG (Germany)	19,975	3,443,243
Holcim AG*	53,868	5,796,909
Knife River Corp.*	8,100	730,701
Martin Marietta Materials, Inc.	1,399	668,904
Vulcan Materials Co.	2,375	554,087
		25,714,457
Consumer Finance — 0.2%
Ally Financial, Inc.	49,604	1,809,058
American Express Co.	25,764	6,931,804
Bajaj Finance Ltd. (India)	76	7,918
Bread Financial Holdings, Inc.	20,900	1,046,672
Capital One Financial Corp.	9,134	1,637,726
Credit Acceptance Corp.*	34	17,556
Discover Financial Services	6,038	1,030,687
Enova International, Inc.*	16,300	1,573,928
Green Dot Corp. (Class A Stock)*	165,100	1,393,444
Muthoot Finance Ltd. (India)	3,949	109,793
Nayifat Finance Co. (Saudi Arabia)	1,952	6,793
OneMain Holdings, Inc.	2,752	134,518
PROG Holdings, Inc.	16,200	430,920
Qifu Technology, Inc. (China), ADR	1,400	62,874
Shriram Finance Ltd. (India)	4,022	30,715
SLM Corp.	4,558	133,869
SoFi Technologies, Inc.*	21,586	251,045
Synchrony Financial	189,302	10,021,648
		26,630,968
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.2%
Albertson’s Cos., Inc. (Class A Stock)	10,162	$223,462
Andersons, Inc. (The)	2,400	103,032
BJ’s Wholesale Club Holdings, Inc.*	20,368	2,323,989
Carrefour SA (France)	123,145	1,761,208
Casey’s General Stores, Inc.	743	322,492
Cencosud SA (Chile)	48,243	147,339
Coles Group Ltd. (Australia)	229,055	2,803,807
Costco Wholesale Corp.	44,123	41,730,651
CP ALL PCL (Thailand)	32,500	47,543
Dollar General Corp.	5,320	467,788
Dollar Tree, Inc.*	116,402	8,738,298
Endeavour Group Ltd. (Australia)	136,741	330,697
George Weston Ltd. (Canada)	3,100	528,490
Grocery Outlet Holding Corp.*	2,401	33,566
J Sainsbury PLC (United Kingdom)	110,362	336,393
Kesko OYJ (Finland) (Class B Stock)	81,341	1,662,646
Koninklijke Ahold Delhaize NV (Netherlands)	138,723	5,182,006
Kroger Co. (The)	16,027	1,084,868
Magnit PJSC (Russia)^	5,159	—
Maplebear, Inc.*	3,991	159,201
Marks & Spencer Group PLC (United Kingdom)	486,315	2,245,245
Medplus Health Services Ltd. (India)*	1,288	11,413
Nahdi Medical Co. (Saudi Arabia)	2,301	70,562
Performance Food Group Co.*(a)	11,958	940,258
Sprouts Farmers Market, Inc.*	4,800	732,672
Sysco Corp.	39,020	2,928,061
Target Corp.(a)	116,770	12,186,117
Tesco PLC (United Kingdom)	1,016,760	4,374,392
United Natural Foods, Inc.*	130,465	3,573,436
US Foods Holding Corp.*	78,750	5,154,975
Walgreens Boots Alliance, Inc.	17,462	195,051
Walmart, Inc.	653,991	57,413,870
Woolworths Group Ltd. (Australia)	50,083	929,908
		158,743,436
Containers & Packaging — 0.1%
Amcor PLC	34,863	338,171
AptarGroup, Inc.	1,601	237,556
Ardagh Group SA*^	250	—
Avery Dennison Corp.	12,810	2,279,796
Ball Corp.	7,151	372,352
Berry Global Group, Inc.	2,786	194,491
Crown Holdings, Inc.	74,771	6,674,059
Graphic Packaging Holding Co.	6,877	178,527
International Paper Co.	12,651	674,931
Klabin SA (Brazil), UTS	341,080	1,126,683
O-I Glass, Inc.*	100,100	1,148,147
Packaging Corp. of America	2,149	425,545
Ranpak Holdings Corp.*	58,400	316,528
Sealed Air Corp.	2,800	80,920
Silgan Holdings, Inc.	2,031	103,825
Smurfit WestRock PLC	12,496	563,070
Sonoco Products Co.	2,401	113,423
		14,828,024

A7

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Distributors — 0.0%
Genuine Parts Co.	3,366	$401,025
LKQ Corp.	6,299	267,960
Zhejiang China Commodities City Group Co. Ltd. (China) (Class A Stock)	20,500	42,994
		711,979
Diversified Consumer Services — 0.1%
ADT, Inc.	7,284	59,292
Adtalem Global Education, Inc.*	15,900	1,600,176
Bright Horizons Family Solutions, Inc.*	1,196	151,940
Frontdoor, Inc.*	60,927	2,340,815
Graham Holdings Co. (Class B Stock)	100	96,086
Grand Canyon Education, Inc.*	478	82,703
H&R Block, Inc.	2,438	133,871
Laureate Education, Inc. (Class A Stock)*	47,700	975,465
Pearson PLC (United Kingdom)	29,657	469,158
Perdoceo Education Corp.	13,400	337,412
Service Corp. International	24,389	1,955,998
		8,202,916
Diversified REITs — 0.1%
Covivio SA (France)	59,254	3,316,848
Essential Properties Realty Trust, Inc.	17,310	564,998
GPT Group (The) (Australia)	632,259	1,734,163
KDX Realty Investment Corp. (Japan)	241	237,631
LondonMetric Property PLC (United Kingdom)	152,564	362,274
Merlin Properties Socimi SA (Spain)	33,421	356,489
Stockland (Australia)	615,251	1,898,392
WP Carey, Inc.	5,256	331,706
		8,802,501
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	526,822	14,898,526
BT Group PLC (United Kingdom)	300,725	645,043
Converge Information & Communications Technology Solutions, Inc. (Philippines)	67,500	21,923
Deutsche Telekom AG (Germany)	300,501	11,094,493
Frontier Communications Parent, Inc.*	5,972	214,156
Hellenic Telecommunications Organization SA (Greece)	181,368	2,950,617
Iridium Communications, Inc.	2,015	55,050
Koninklijke KPN NV (Netherlands)	708,390	3,000,499
LG Uplus Corp. (South Korea)	69,808	488,542
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	31,422
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	29,686
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	76,800	486,144
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	93,000	577,530
Nippon Telegraph & Telephone Corp. (Japan)	908,800	878,330
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Ooredoo QPSC (Qatar)	24,238	$78,552
Orange SA (France)	337,505	4,372,090
Saudi Telecom Co. (Saudi Arabia)	3,924	47,440
Telekom Malaysia Bhd (Malaysia)	37,000	54,727
Telenor ASA (Norway)	138,122	1,973,622
Telia Co. AB (Sweden)	251,931	908,424
Telstra Group Ltd. (Australia)	236,810	625,601
Verizon Communications, Inc.	434,647	19,715,588
		63,148,005
Electric Utilities — 0.8%
Acciona SA (Spain)	3,806	498,140
Alliant Energy Corp.	6,206	399,356
American Electric Power Co., Inc.	90,439	9,882,270
Centrais Eletricas Brasileiras SA (Brazil)	13,124	93,673
Chubu Electric Power Co., Inc. (Japan)	161,600	1,752,103
Constellation Energy Corp.	80,988	16,329,610
Contact Energy Ltd. (New Zealand)	109,098	568,068
Duke Energy Corp.	18,621	2,271,203
Edison International	9,211	542,712
Enel Americas SA (Chile)	808,392	78,665
Enel Chile SA (Chile)	16,277,850	1,070,401
Enel SpA (Italy)	1,155,671	9,375,161
Entergy Corp.	10,302	880,718
Evergy, Inc.	5,396	372,054
Eversource Energy	8,661	537,935
Exelon Corp.	24,169	1,113,708
FirstEnergy Corp.	13,927	562,929
Fortum OYJ (Finland)(a)	100,240	1,641,480
Iberdrola SA (Spain)	672,926	10,866,467
IDACORP, Inc.	3,073	357,144
Inter RAO UES PJSC (Russia)^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	239,400	2,841,207
Korea Electric Power Corp. (South Korea)	4,835	71,355
Manila Electric Co. (Philippines)	113,570	1,091,542
NextEra Energy, Inc.	116,198	8,237,276
NRG Energy, Inc.	117,632	11,229,151
OGE Energy Corp.	66,963	3,077,619
Otter Tail Corp.	13,400	1,076,958
PG&E Corp.	305,718	5,252,235
Pinnacle West Capital Corp.	2,759	262,795
Portland General Electric Co.	77,300	3,447,580
PPL Corp.	17,862	644,997
Public Power Corp. SA (Greece)	7,250	108,866
Southern Co. (The)	26,435	2,430,698
SSE PLC (United Kingdom)	128,120	2,639,064
Terna - Rete Elettrica Nazionale (Italy)	116,106	1,049,282
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	250,500	721,115
Verbund AG (Austria)	4,305	304,670
Xcel Energy, Inc.	13,889	983,202
		104,663,412
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	126,651	6,534,933

A8

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Acuity, Inc.(a)	34,347	$9,045,282
AMETEK, Inc.	14,163	2,438,019
China XD Electric Co. Ltd. (China) (Class A Stock)	12,500	11,423
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	1,700	59,389
Eaton Corp. PLC	17,171	4,667,593
Emerson Electric Co.	119,390	13,089,920
EnerSys	23,300	2,133,814
Fuji Electric Co. Ltd. (Japan)	27,685	1,183,527
Fujikura Ltd. (Japan)	54,700	2,025,809
GE Vernova, Inc.	6,576	2,007,521
Generac Holdings, Inc.*	26,378	3,340,774
HD Hyundai Electric Co. Ltd. (South Korea)	1,318	268,977
Hubbell, Inc.	1,296	428,859
Legrand SA (France)	28,217	2,988,281
Mitsubishi Electric Corp. (Japan)	50,800	936,868
NEXTracker, Inc. (Class A Stock)*	18,700	788,018
Ningbo Sanxing Medical Electric Co. Ltd. (China) (Class A Stock)	4,100	16,698
nVent Electric PLC	4,010	210,204
Regal Rexnord Corp.(a)	3,414	388,684
Rockwell Automation, Inc.	17,815	4,603,040
Schneider Electric SE	60,610	13,991,539
Sensata Technologies Holding PLC(a)	85,873	2,084,138
Siemens Energy AG (Germany)*	64,833	3,843,432
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	3,400	32,540
Vertiv Holdings Co. (Class A Stock)	27,873	2,012,431
WEG SA (Brazil)	7,900	62,686
		79,194,399
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	11,907	780,980
Arrow Electronics, Inc.*	1,279	132,799
Avnet, Inc.	2,130	102,432
Badger Meter, Inc.	2,000	380,500
Belden, Inc.	20,800	2,085,200
CDW Corp.	1,620	259,621
Cognex Corp.	3,965	118,276
Coherent Corp.*	6,537	424,513
Corning, Inc.	101,713	4,656,421
Crane NXT Co.	1,211	62,245
Elite Material Co. Ltd. (Taiwan)	3,000	50,248
Halma PLC (United Kingdom)	53,670	1,800,715
Hexagon AB (Sweden) (Class B Stock)	181,365	1,938,749
Hon Hai Precision Industry Co. Ltd. (Taiwan)	135,000	608,957
IPG Photonics Corp.*	678	42,809
Jabil, Inc.	2,458	334,460
Keyence Corp. (Japan)	19,517	7,674,283
Keysight Technologies, Inc.*	4,209	630,382
Largan Precision Co. Ltd. (Taiwan)	1,000	72,024
Littelfuse, Inc.	600	118,044
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	5,000	28,236
Methode Electronics, Inc.	35,800	228,404
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Plexus Corp.*	900	$115,317
Redington Ltd. (India)	8,724	24,685
Sanmina Corp.*	24,800	1,889,264
Synnex Technology International Corp. (Taiwan)	21,000	45,479
TD SYNNEX Corp.	1,832	190,455
TDK Corp. (Japan)	112,800	1,182,041
Teledyne Technologies, Inc.*	1,120	557,435
Trimble, Inc.*	5,896	387,072
TTM Technologies, Inc.*	40,300	826,553
Vontier Corp.	27,195	893,356
Zebra Technologies Corp. (Class A Stock)*	25,476	7,198,499
Zhen Ding Technology Holding Ltd. (Taiwan)	104,000	329,873
		36,170,327
Energy Equipment & Services — 0.1%
Baker Hughes Co.	24,103	1,059,327
DMC Global, Inc.*	86,800	730,856
Halliburton Co.	21,324	540,990
Helix Energy Solutions Group, Inc.*	135,400	1,125,174
NOV, Inc.	9,455	143,905
Oil States International, Inc.*	224,500	1,156,175
Schlumberger NV	245,633	10,267,459
TechnipFMC PLC (United Kingdom)	89,510	2,836,572
Tenaris SA	25,764	504,169
Transocean Ltd.*(a)	197,900	627,343
Weatherford International PLC	2,500	133,875
		19,125,845
Entertainment — 1.3%
Cinemark Holdings, Inc.(a)	68,600	1,707,454
CTS Eventim AG & Co. KGaA (Germany)	14,181	1,422,671
Electronic Arts, Inc.	6,388	923,194
International Games System Co. Ltd. (Taiwan)	1,000	23,544
Kingsoft Corp. Ltd. (China)	18,200	88,636
Konami Group Corp. (Japan)(a)	23,900	2,822,167
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	380	30,959
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,274	294,693
Liberty Media Corp.-Liberty Live (Class A Stock)*	495	33,284
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,143	77,884
Live Nation Entertainment, Inc.*	10,500	1,371,090
Madison Square Garden Sports Corp.*	420	81,782
NetEase, Inc. (China)	55,100	1,131,898
NetEase, Inc. (China), ADR	1,400	144,088
Netflix, Inc.*	81,746	76,230,597
Nintendo Co. Ltd. (Japan)	74,800	5,084,732
Playtika Holding Corp.	241	1,246
Roku, Inc.*	2,612	183,989
Sea Ltd. (Singapore), ADR*	55,970	7,303,525
Spotify Technology SA*	43,906	24,149,617

A9

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	4,170	$864,233
Tencent Music Entertainment Group (China), ADR	74,640	1,075,563
TKO Group Holdings, Inc.	1,620	247,552
Walt Disney Co. (The)	457,924	45,197,099
Warner Bros Discovery, Inc.*	58,714	630,001
		171,121,498
Financial Services — 1.8%
Adyen NV (Netherlands), 144A*	2,595	3,977,606
Affirm Holdings, Inc.*	6,275	283,567
Apollo Global Management, Inc.	3,180	435,469
AvidXchange Holdings, Inc.*	12,296	104,270
Berkshire Hathaway, Inc. (Class B Stock)*	127,037	67,657,365
Block, Inc.*	7,765	421,872
Cannae Holdings, Inc.	26,200	480,246
Compass Diversified Holdings, MLP	7,000	130,690
Corebridge Financial, Inc.	6,862	216,633
Enact Holdings, Inc.	54,900	1,907,775
Essent Group Ltd.	5,445	314,285
Eurazeo SE (France)	10,579	783,448
Euronet Worldwide, Inc.*	842	89,968
EXOR NV (Netherlands)	12,788	1,161,319
Fidelity National Information Services, Inc.	111,391	8,318,680
FirstRand Ltd. (South Africa)	10,989	43,185
Fiserv, Inc.*(a)	10,619	2,344,994
Flywire Corp.*	18,205	172,947
Global Payments, Inc.	47,956	4,695,852
Industrivarden AB (Sweden) (Class A Stock)	7,930	291,364
Industrivarden AB (Sweden) (Class C Stock)	6,136	225,419
Investor AB (Sweden) (Class B Stock)	126,786	3,781,279
Jack Henry & Associates, Inc.	1,757	320,828
Jackson Financial, Inc. (Class A Stock)	17,100	1,432,638
LIC Housing Finance Ltd. (India)	4,025	26,416
M&G PLC (United Kingdom)	304,195	783,591
Mastercard, Inc. (Class A Stock)	112,749	61,799,982
Meritz Financial Group, Inc. (South Korea)	12,599	1,053,249
MGIC Investment Corp.	6,277	155,544
NewtekOne, Inc.	7,600	90,896
ORIX Corp. (Japan)	67,300	1,405,150
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	1,100	8,393
PayPal Holdings, Inc.*	202,011	13,181,218
Power Finance Corp. Ltd. (India)	12,445	59,880
Priority Technology Holdings, Inc.*	13,000	88,595
Remitly Global, Inc.*	47,700	992,160
Rocket Cos., Inc. (Class A Stock)(a)	2,370	28,606
Saudi Advanced Industries Co. (Saudi Arabia)	3,300	27,804
Shift4 Payments, Inc. (Class A Stock)*(a)	8,836	721,990
TFS Financial Corp.	1,354	16,776
Toast, Inc. (Class A Stock)*	102,924	3,413,989
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
UWM Holdings Corp.	1,013	$5,531
Visa, Inc. (Class A Stock)	145,819	51,103,727
Voya Financial, Inc.	2,393	162,150
Western Union Co. (The)	6,901	73,013
WEX, Inc.*	896	140,690
Yuanta Financial Holding Co. Ltd. (Taiwan)	31,980	32,777
		234,963,826
Food Products — 0.5%
Adecoagro SA (Brazil)(a)	34,757	388,236
Archer-Daniels-Midland Co.	11,538	553,939
Asian Citrus Holdings Ltd. (China)*	6,871	1,597
Associated British Foods PLC (United Kingdom)	107,873	2,674,321
Binggrae Co. Ltd. (South Korea)	120	7,637
BRF SA (Brazil)	170,200	590,553
Bunge Global SA	3,377	258,070
Charoen Pokphand Foods PCL (Thailand)	31,800	22,374
China Feihe Ltd. (China), 144A	89,000	67,156
CJ CheilJedang Corp. (South Korea)	1,952	327,958
Conagra Brands, Inc.	373,365	9,957,645
Danone SA (France)	33,366	2,552,008
Darling Ingredients, Inc.*	3,866	120,774
Flowers Foods, Inc.	4,618	87,788
Freshpet, Inc.*	780	64,873
General Mills, Inc.(a)	33,793	2,020,483
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	724,501
Hain Celestial Group, Inc. (The)*	339,541	1,409,095
Hershey Co. (The)	3,030	518,221
Hormel Foods Corp.	7,056	218,313
Indofood Sukses Makmur Tbk PT (Indonesia)	1,374,300	588,826
Ingredion, Inc.	49,196	6,651,791
J.M. Smucker Co. (The)	2,509	297,091
Japfa Comfeed Indonesia Tbk PT (Indonesia)	220,500	26,649
JBS SA	114,900	828,560
JDE Peet’s NV (Netherlands)	45,893	1,003,383
Kellanova	6,345	523,399
Kraft Heinz Co. (The)	21,494	654,062
Lamb Weston Holdings, Inc.	2,083	111,024
Marfrig Global Foods SA (Brazil)	6,500	20,571
McCormick & Co., Inc.	6,097	501,844
Mondelez International, Inc. (Class A Stock)(a)	32,330	2,193,590
Nestle SA	180,898	18,280,942
Orion Corp. (South Korea)	186	14,937
Pilgrim’s Pride Corp.*	939	51,185
Post Holdings, Inc.*	1,163	135,327
Sao Martinho SA (Brazil)	6,400	23,171
Seaboard Corp.	6	16,183
The Campbell’s Co.	4,677	186,706
Tyson Foods, Inc. (Class A Stock)	6,814	434,801
WH Group Ltd. (Hong Kong), 144A	4,073,860	3,740,635

A10

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Wilmar International Ltd. (China)	711,100	$1,763,275
		60,613,494
Gas Utilities — 0.1%
Atmos Energy Corp.	3,746	579,057
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	3,100	112,189
GAIL India Ltd. (India)	23,780	50,665
MDU Resources Group, Inc.	5,009	84,702
National Fuel Gas Co.	36,922	2,923,853
New Jersey Resources Corp.(a)	27,800	1,363,868
Osaka Gas Co. Ltd. (Japan)	63,700	1,441,361
Snam SpA (Italy)	251,798	1,306,970
Southwest Gas Holdings, Inc.	17,200	1,234,960
Tokyo Gas Co. Ltd. (Japan)	15,900	505,789
UGI Corp.	5,241	173,320
		9,776,734
Ground Transportation — 0.5%
Avis Budget Group, Inc.*(a)	273	20,721
Canadian National Railway Co. (Canada)	16,812	1,638,497
Central Japan Railway Co. (Japan)	65,900	1,256,986
Covenant Logistics Group, Inc.	16,000	355,200
CSX Corp.	262,041	7,711,867
J.B. Hunt Transport Services, Inc.	1,967	291,018
Knight-Swift Transportation Holdings, Inc.	3,804	165,436
Landstar System, Inc.	751	112,800
Lyft, Inc. (Class A Stock)*	137,405	1,630,997
MTR Corp. Ltd. (Hong Kong)	98,000	321,064
Norfolk Southern Corp.	5,458	1,292,727
Ryder System, Inc.	8,810	1,266,966
Saia, Inc.*	666	232,720
Schneider National, Inc. (Class B Stock)	1,182	27,009
Tokyo Metro Co. Ltd. (Japan)	112,923	1,372,252
Uber Technologies, Inc.*	288,675	21,032,860
U-Haul Holding Co.*(a)	135	8,824
U-Haul Holding Co. (Non-Voting Shares)	1,400	82,852
Union Pacific Corp.	117,319	27,715,441
West Japan Railway Co. (Japan)	71,760	1,399,856
		67,936,093
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	139,308	18,479,206
Alcon AG	10,646	1,010,146
Align Technology, Inc.*	740	117,556
Alphatec Holdings, Inc.*	64,400	653,016
AtriCure, Inc.*	3,013	97,199
Avanos Medical, Inc.*	57,200	819,676
Axogen, Inc.*	26,900	497,650
Baxter International, Inc.	12,338	422,330
Becton, Dickinson & Co.	6,981	1,599,068
Bioventus, Inc. (Class A Stock)*	22,100	202,215
Boston Scientific Corp.*	120,236	12,129,408
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Classys, Inc. (South Korea)	8,462	$326,711
Cochlear Ltd. (Australia)	2,622	432,129
Coloplast A/S (Denmark) (Class B Stock)	4,838	507,427
CONMED Corp.	4,900	295,911
Cooper Cos., Inc. (The)*	4,725	398,554
Demant A/S (Denmark)*	30,365	1,020,447
DENTSPLY SIRONA, Inc.	10,073	150,491
Dexcom, Inc.*	217,515	14,854,099
Edwards Lifesciences Corp.*	125,783	9,116,752
Enovis Corp.*	1,380	52,730
Envista Holdings Corp.*	4,230	73,010
EssilorLuxottica SA (France)	23,959	6,904,232
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	109,558	2,090,849
GE HealthCare Technologies, Inc.	113,077	9,126,445
Globus Medical, Inc. (Class A Stock)*	2,641	193,321
Hologic, Inc.*	5,542	342,329
Hoya Corp. (Japan)	32,200	3,634,044
ICU Medical, Inc.*	10,000	1,388,600
Inogen, Inc.*	118,900	847,757
Insulet Corp.*	8,775	2,304,403
Intuitive Surgical, Inc.*	30,526	15,118,612
iRhythm Technologies, Inc.*	823	86,152
LivaNova PLC*	40,900	1,606,552
Masimo Corp.*	380	63,308
Medtronic PLC	166,505	14,962,139
Olympus Corp. (Japan)	81,000	1,060,349
Omnicell, Inc.*	7,600	265,696
QuidelOrtho Corp.*	1,545	54,029
ResMed, Inc.	2,560	573,056
Siemens Healthineers AG (Germany), 144A	20,382	1,099,616
Solventum Corp.*	3,369	256,179
Sonova Holding AG (Switzerland)	2,502	730,535
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	214,359
STERIS PLC	26,785	6,070,820
Stryker Corp.	33,941	12,634,537
Sysmex Corp. (Japan)	31,200	595,608
Teleflex, Inc.	1,131	156,293
Terumo Corp. (Japan)	95,100	1,789,405
Varex Imaging Corp.*	52,400	607,840
Zimmer Biomet Holdings, Inc.	4,796	542,811
		148,575,607
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	2,240	67,917
Amedisys, Inc.*	793	73,456
Ardent Health Partners, Inc.*(a)	59,700	820,875
Cardinal Health, Inc.	2,398	330,372
Centene Corp.*	220,701	13,398,758
Chartwell Retirement Residences (Canada), UTS	29,444	343,331
Chemed Corp.	329	202,440
Cigna Group (The)	17,424	5,732,496
CorVel Corp.*	6,400	716,608
CVS Health Corp.	58,684	3,975,841

A11

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Elevance Health, Inc.	7,618	$3,313,525
Encompass Health Corp.	35,035	3,548,345
Fresenius Medical Care AG (Germany)	48,445	2,410,623
Fresenius SE & Co. KGaA (Germany)*	14,125	603,048
GeneDx Holdings Corp.*	15,900	1,408,183
Guardant Health, Inc.*	54,600	2,325,960
HCA Healthcare, Inc.	3,376	1,166,577
Henry Schein, Inc.*	3,063	209,785
Humana, Inc.	6,016	1,591,834
Labcorp Holdings, Inc.	8,831	2,055,327
LifeStance Health Group, Inc.*	43,936	292,614
McKesson Corp.	12,283	8,266,336
Molina Healthcare, Inc.*	509	167,660
NMC Health PLC (United Arab Emirates)*^	21,382	3
Option Care Health, Inc.*	52,992	1,852,070
Pediatrix Medical Group, Inc.*	106,100	1,537,389
Premier, Inc. (Class A Stock)	2,428	46,812
Progyny, Inc.*	39,400	880,196
Quest Diagnostics, Inc.	2,690	455,148
Sinopharm Group Co. Ltd. (China) (Class H Stock)	6,800	15,780
Sonic Healthcare Ltd. (Australia)	88,385	1,435,096
Tenet Healthcare Corp.*	75,303	10,128,253
UnitedHealth Group, Inc.	71,228	37,305,665
Universal Health Services, Inc. (Class B Stock)	1,389	260,993
		106,939,316
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	4,296	397,423
American Healthcare REIT, Inc.(a)	23,737	719,231
CareTrust REIT, Inc.	78,000	2,229,240
Diversified Healthcare Trust	376,100	902,640
Global Medical REIT, Inc.	6,385	55,869
Healthcare Realty Trust, Inc.	27,623	466,829
Healthpeak Properties, Inc.(a)	81,959	1,657,211
Medical Properties Trust, Inc.(a)	14,704	88,665
National Health Investors, Inc.	2,851	210,575
Omega Healthcare Investors, Inc.	7,129	271,472
Ventas, Inc.	50,463	3,469,836
Welltower, Inc.	28,176	4,316,845
		14,785,836
Health Care Technology — 0.1%
Certara, Inc.*	2,309	22,859
Doximity, Inc. (Class A Stock)*	2,498	144,959
Pro Medicus Ltd. (Australia)	12,450	1,575,865
Veeva Systems, Inc. (Class A Stock)*	27,400	6,346,662
Waystar Holding Corp.*	3,476	129,863
		8,220,208
Hotel & Resort REITs — 0.0%
Braemar Hotels & Resorts, Inc.	45,400	113,046
Host Hotels & Resorts, Inc.	16,918	240,405
Invincible Investment Corp. (Japan)	716	301,711
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs (cont’d.)
Japan Hotel REIT Investment Corp. (Japan)	271	$131,199
Park Hotels & Resorts, Inc.	5,054	53,977
Ryman Hospitality Properties, Inc.	1,889	172,730
Service Properties Trust	78,200	204,102
Summit Hotel Properties, Inc.	39,844	215,556
Sunstone Hotel Investors, Inc.	17,448	164,186
		1,596,912
Hotels, Restaurants & Leisure — 1.1%
Accor SA (France)	10,267	468,229
Airbnb, Inc. (Class A Stock)*	60,517	7,229,361
Amadeus IT Group SA (Spain)	31,137	2,384,565
Aramark(a)	6,364	219,685
Aristocrat Leisure Ltd. (Australia)	77,720	3,143,239
Bloomin’ Brands, Inc.	290,400	2,082,168
Booking Holdings, Inc.	4,039	18,607,310
Boyd Gaming Corp.	1,552	102,168
Brinker International, Inc.*	16,800	2,504,040
Caesars Entertainment, Inc.*	5,010	125,250
Carnival Corp.*	24,813	484,598
Cava Group, Inc.*	70,064	6,054,230
Chipotle Mexican Grill, Inc.*	39,200	1,968,232
Churchill Downs, Inc.	6,803	755,609
Compass Group PLC (United Kingdom)	242,766	8,029,802
Darden Restaurants, Inc.	62,643	13,014,710
Devyani International Ltd. (India)*	124,561	216,161
Domino’s Pizza, Inc.	910	418,100
DoorDash, Inc. (Class A Stock)*	1,096	200,316
Dutch Bros, Inc. (Class A Stock)*	1,195	73,779
Expedia Group, Inc.	37,700	6,337,370
FDJ UNITED (France), 144A	32,845	1,033,503
Galaxy Entertainment Group Ltd. (Macau)	259,000	1,012,169
Global Business Travel Group, Inc.*	30,000	217,800
Hilton Grand Vacations, Inc.*(a)	19,000	710,790
Hilton Worldwide Holdings, Inc.	46,133	10,497,564
Hyatt Hotels Corp. (Class A Stock)	855	104,738
Indian Hotels Co. Ltd. (The) (India)	65,658	601,651
InterContinental Hotels Group PLC (United Kingdom)	13,892	1,495,755
Jollibee Foods Corp. (Philippines)	2,520	10,569
Life Time Group Holdings, Inc.*	69,400	2,095,880
MakeMyTrip Ltd. (India)*(a)	22,627	2,217,220
Marriott International, Inc. (Class A Stock)	5,540	1,319,628
Marriott Vacations Worldwide Corp.	28,160	1,808,998
McDonald’s Corp.	36,323	11,346,216
Meituan (China) (Class B Stock), 144A*	121,778	2,450,474
MGM Resorts International*	5,575	165,243
OPAP SA (Greece)	252,438	5,014,902
Oriental Land Co. Ltd. (Japan)	36,300	715,862
Penn Entertainment, Inc.*	3,719	60,657
Planet Fitness, Inc. (Class A Stock)*	949	91,683
Royal Caribbean Cruises Ltd.(a)	10,139	2,082,956
Sands China Ltd. (Macau)*	172,400	345,849

A12

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sodexo SA (France)	13,647	$876,536
Starbucks Corp.	142,666	13,994,108
Texas Roadhouse, Inc.	19,140	3,189,298
Travel + Leisure Co.	1,188	54,993
Trip.com Group Ltd. (China)	400	25,427
Trip.com Group Ltd. (China), ADR(a)	11,732	745,921
Vail Resorts, Inc.	152	24,323
Wendy’s Co. (The)	500	7,315
Wyndham Hotels & Resorts, Inc.	1,684	152,419
Wynn Resorts Ltd.	2,300	192,050
Yum China Holdings, Inc. (China)	500	26,030
Yum! Brands, Inc.	56,595	8,905,789
Zensho Holdings Co. Ltd. (Japan)	23,000	1,240,261
Zomato Ltd. (India)*	513,678	1,206,676
		150,460,175
Household Durables — 0.2%
Cavco Industries, Inc.*	1,200	623,556
Century Communities, Inc.	1,015	68,107
Coway Co. Ltd. (South Korea)	442	24,349
D.R. Horton, Inc.	7,053	896,648
Dixon Technologies India Ltd. (India)	287	44,019
Garmin Ltd.(a)	19,540	4,242,720
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	6,400	40,032
Hangzhou GreatStar Industrial Co. Ltd. (China) (Class A Stock)	3,100	12,687
KB Home	10,500	610,260
Leggett & Platt, Inc.	3,395	26,855
Lennar Corp. (Class A Stock)	5,685	652,524
Lennar Corp. (Class B Stock)	277	30,212
M/I Homes, Inc.*	6,700	765,006
Meritage Homes Corp.	13,800	978,144
Mohawk Industries, Inc.*	1,277	145,808
Newell Brands, Inc.	10,257	63,593
Nien Made Enterprise Co. Ltd. (Taiwan)	3,000	36,014
NVR, Inc.*	70	507,107
Panasonic Holdings Corp. (Japan)	112,700	1,344,455
PulteGroup, Inc.	14,530	1,493,684
SharkNinja, Inc.*	18,444	1,538,414
Sony Group Corp. (Japan)	537,900	13,610,487
Taylor Morrison Home Corp.*	23,700	1,422,948
Toll Brothers, Inc.	18,656	1,969,887
TopBuild Corp.*	673	205,231
Whirlpool Corp.	1,296	116,809
		31,469,556
Household Products — 0.4%
Church & Dwight Co., Inc.(a)	5,903	649,861
Colgate-Palmolive Co.	117,447	11,004,784
Energizer Holdings, Inc.	73,600	2,202,112
Essity AB (Sweden) (Class B Stock)(a)	110,894	3,150,635
Henkel AG & Co. KGaA (Germany)	9,223	664,479
Kimberly-Clark Corp.	20,788	2,956,470
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	15,300	25,068
Procter & Gamble Co. (The)	138,834	23,660,090
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	72,969	$4,934,203
Reynolds Consumer Products, Inc.	1,387	33,094
Spectrum Brands Holdings, Inc.	680	48,654
		49,329,450
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	105,725	1,313,104
Brookfield Renewable Corp. (Canada)	3,327	92,890
China Resources Power Holdings Co. Ltd. (China)	8,000	19,031
Clearway Energy, Inc. (Class A Stock)	6,508	185,218
Clearway Energy, Inc. (Class C Stock)	2,040	61,751
Engie Brasil Energia SA (Brazil)	4,100	27,734
Huaneng Power International, Inc. (China) (Class H Stock)	10,000	5,801
RWE AG (Germany)	55,456	1,980,030
Shenergy Co. Ltd. (China) (Class A Stock)	11,400	13,985
Vistra Corp.	25,100	2,947,744
		6,647,288
Industrial Conglomerates — 0.5%
3M Co.	170,390	25,023,475
Astra International Tbk PT (Indonesia)	16,235,900	4,805,010
CITIC Ltd. (China)	713,000	880,020
DCC PLC (United Kingdom)	3,691	246,676
Hikari Tsushin, Inc. (Japan)	900	232,285
Hitachi Ltd. (Japan)	360,900	8,473,717
Honeywell International, Inc.	30,394	6,435,930
Industries Qatar QSC (Qatar)	137,944	487,564
Jardine Matheson Holdings Ltd. (Hong Kong)	13,000	549,026
Lifco AB (Sweden) (Class B Stock)	17,850	633,207
Siemens AG (Germany)	59,401	13,718,442
Smiths Group PLC (United Kingdom)	93,436	2,344,589
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	475,262	4,194,610
		68,024,551
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	27,433	588,712
CapitaLand Ascendas REIT (Singapore)	78,629	155,359
EastGroup Properties, Inc.	1,199	211,204
First Industrial Realty Trust, Inc.	13,093	706,498
Frasers Logistics & Commercial Trust (Singapore)	219,817	149,255
GLP J-REIT (Japan)	401	322,593
Goodman Group (Australia)	46,062	826,658
Lineage, Inc.	1,520	89,118
LXP Industrial Trust	8,962	77,521
Plymouth Industrial REIT, Inc.	23,673	385,870
Prologis, Inc.	221,251	24,733,649
Rexford Industrial Realty, Inc.	5,354	209,609
STAG Industrial, Inc.	13,638	492,605

A13

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Tritax Big Box REIT PLC (United Kingdom)	131,482	$238,592
		29,187,243
Insurance — 1.9%
Admiral Group PLC (United Kingdom)	52,244	1,928,854
Aegon Ltd. (Netherlands)	154,717	1,016,155
Aflac, Inc.	13,625	1,514,964
Ageas SA/NV (Belgium)	8,764	525,343
AIA Group Ltd. (Hong Kong)	955,800	7,235,285
Allianz SE (Germany)	30,385	11,628,640
Allstate Corp. (The)	69,122	14,313,093
American Financial Group, Inc.	1,920	252,173
American International Group, Inc.	15,442	1,342,527
Anadolu Anonim Turk Sigorta Sirketi (Turkey)	3,900	9,572
Aon PLC (Class A Stock)	4,796	1,914,036
Arch Capital Group Ltd.	8,963	862,061
Arthur J. Gallagher & Co.	5,593	1,930,927
Assurant, Inc.	1,366	286,518
Assured Guaranty Ltd.	1,470	129,507
Aviva PLC (United Kingdom)	171,147	1,233,473
AXA SA (France)	171,444	7,325,077
Axis Capital Holdings Ltd.	35,594	3,567,943
BB Seguridade Participacoes SA (Brazil)	6,600	46,668
Brighthouse Financial, Inc.*	1,850	107,282
Brown & Brown, Inc.	3,437	427,563
Caixa Seguridade Participacoes S/A (Brazil)	1,900	4,991
China Life Insurance Co. Ltd. (China) (Class H Stock)	9,000	17,397
China Taiping Insurance Holdings Co. Ltd. (China)	24,200	36,843
Chubb Ltd.	58,549	17,681,213
Cincinnati Financial Corp.	3,862	570,495
CNA Financial Corp.	1,009	51,247
CNO Financial Group, Inc.	24,800	1,032,920
Dai-ichi Life Holdings, Inc. (Japan)	219,600	1,676,762
DB Insurance Co. Ltd. (South Korea)	7,793	470,757
Everest Group Ltd.	939	341,167
Fairfax Financial Holdings Ltd. (Canada)	1,116	1,612,940
Fidelity National Financial, Inc.	68,668	4,468,913
First American Financial Corp.	13,482	884,824
Fubon Financial Holding Co. Ltd. (Taiwan)	5,000	13,001
Generali (Italy)	14,824	520,754
Genworth Financial, Inc. (Class A Stock)*	767,192	5,439,391
Globe Life, Inc.	2,244	295,580
Hannover Rueck SE (Germany)	4,319	1,287,312
Hanover Insurance Group, Inc. (The)	1,002	174,298
Hartford Insurance Group, Inc. (The)	7,193	889,990
Hippo Holdings, Inc.*	39,600	1,012,176
Insurance Australia Group Ltd. (Australia)	462,791	2,251,267
Japan Post Holdings Co. Ltd. (Japan)	193,200	1,937,297
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Kemper Corp.	22,013	$1,471,569
Legal & General Group PLC (United Kingdom)	169,400	534,227
Lincoln National Corp.	4,716	169,352
Loews Corp.	4,597	422,510
Markel Group, Inc.*(a)	3,199	5,980,882
Marsh & McLennan Cos., Inc.	70,935	17,310,268
Medibank Private Ltd. (Australia)	467,272	1,305,952
MetLife, Inc.	281,873	22,631,583
MS&AD Insurance Group Holdings, Inc. (Japan)	146,300	3,181,710
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,947	6,283,729
NN Group NV (Netherlands)	132,729	7,385,808
Old Mutual Ltd. (South Africa)	13,858	8,994
Old Republic International Corp.	6,349	249,008
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,108,000	573,950
Phoenix Group Holdings PLC (United Kingdom)	76,279	566,238
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	316,000	585,140
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	116,000	692,399
Poste Italiane SpA (Italy), 144A	87,294	1,557,353
Powszechny Zaklad Ubezpieczen SA (Poland)	36,244	526,582
Primerica, Inc.	850	241,851
Principal Financial Group, Inc.	5,747	484,874
Progressive Corp. (The)	123,433	34,932,773
Prudential PLC (Hong Kong)	48,063	518,649
QBE Insurance Group Ltd. (Australia)	236,196	3,263,558
Reinsurance Group of America, Inc.	1,703	335,321
RenaissanceRe Holdings Ltd. (Bermuda)	9,453	2,268,720
RLI Corp.	2,188	175,762
Ryan Specialty Holdings, Inc.	5,065	374,152
Sampo OYJ (Finland) (Class A Stock)	66,625	638,479
Skyward Specialty Insurance Group, Inc.*	48,610	2,572,441
Sompo Holdings, Inc. (Japan)	16,000	487,219
Suncorp Group Ltd. (Australia)	189,410	2,294,072
Swiss Life Holding AG (Switzerland)	1,007	918,696
Swiss Re AG	20,501	3,488,837
T&D Holdings, Inc. (Japan)	89,100	1,907,011
Talanx AG (Germany)	15,565	1,637,069
Tokio Marine Holdings, Inc. (Japan)	168,800	6,566,798
Travelers Cos., Inc. (The)	23,182	6,130,712
Unipol Assicurazioni SpA (Italy)	31,684	507,195
Unum Group	12,789	1,041,792
W.R. Berkley Corp.	7,469	531,494
White Mountains Insurance Group Ltd.	73	140,584
Willis Towers Watson PLC	2,503	845,889
Zurich Insurance Group AG (Switzerland)	10,151	7,085,480
		251,095,878

A14

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)	597,228	$92,355,338
Alphabet, Inc. (Class C Stock)	375,811	58,712,952
Auto Trader Group PLC (United Kingdom), 144A	214,076	2,070,033
Autohome, Inc. (China), ADR	18,800	521,136
Bilibili, Inc. (China), ADR*(a)	30,742	587,480
Bilibili, Inc. (China) (Class Z Stock)*	520	9,972
Diamond Sports Group, LLC*	35,236	638,670
EverQuote, Inc. (Class A Stock)*	25,800	675,702
IAC, Inc.*	1,838	84,438
Just Dial Ltd. (India)*	3,534	33,558
Kanzhun Ltd. (China), ADR*	43,455	833,032
Kuaishou Technology (China), 144A*	76,300	535,058
LY Corp. (Japan)	187,500	634,905
Match Group, Inc.	6,250	195,000
Meta Platforms, Inc. (Class A Stock)	243,808	140,521,179
NAVER Corp. (South Korea)	636	83,115
Pinterest, Inc. (Class A Stock)*	53,817	1,668,327
REA Group Ltd. (Australia)	12,927	1,793,551
Scout24 SE (Germany), 144A	20,200	2,115,395
Tencent Holdings Ltd. (China)	57,952	3,702,898
Tencent Holdings Ltd. (China), ADR(a)	20,973	1,338,916
TripAdvisor, Inc.*	2,567	36,374
Ziff Davis, Inc.*	14,800	556,184
ZoomInfo Technologies, Inc.*	6,332	63,320
		309,766,533
IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	26,187	8,171,391
Akamai Technologies, Inc.*	16,109	1,296,775
Amdocs Ltd.	2,726	249,429
Arabian Internet & Communications Services Co. (Saudi Arabia)	140	11,277
ASGN, Inc.*	29,501	1,859,153
Capgemini SE (France)	5,358	805,083
Cognizant Technology Solutions Corp. (Class A Stock)	170,551	13,047,152
DXC Technology Co.*	14,404	245,588
Elm Co. (Saudi Arabia)	18	4,646
EPAM Systems, Inc.*	1,240	209,362
Fujitsu Ltd. (Japan)	98,000	1,950,288
Globant SA*	150	17,658
HCL Technologies Ltd. (India)	182,506	3,380,982
Infosys Ltd. (India)	63,982	1,172,378
International Business Machines Corp.	68,010	16,911,367
Kyndryl Holdings, Inc.*	62,026	1,947,616
LTIMindtree Ltd. (India), 144A	7,381	385,586
Mphasis Ltd. (India)	33,197	966,887
NEC Corp. (Japan)	55,500	1,182,190
NEXTDC Ltd. (Australia)*	143,383	1,026,977
Nomura Research Institute Ltd. (Japan)	14,600	475,264
NTT Data Group Corp. (Japan)	42,300	766,267
Obic Co. Ltd. (Japan)	15,400	444,028
Okta, Inc.*	2,178	229,169
Otsuka Corp. (Japan)	22,000	476,331
Persistent Systems Ltd. (India)	8,627	553,642
SCSK Corp. (Japan)	37,400	924,816
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	36,642	$3,498,578
Snowflake, Inc. (Class A Stock)*	116,367	17,008,201
Tata Consultancy Services Ltd. (India)	24,689	1,038,582
Tech Mahindra Ltd. (India)	57,385	946,531
TIS, Inc. (Japan)	57,200	1,582,890
Twilio, Inc. (Class A Stock)*	2,967	290,499
VeriSign, Inc.*	1,881	477,529
Wipro Ltd. (India)	324,686	990,306
Wix.com Ltd. (Israel)*	9,000	1,470,420
		86,014,838
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	84,100	2,821,343
Brunswick Corp.	1,611	86,752
Hasbro, Inc.	42,210	2,595,493
Mattel, Inc.*	8,244	160,181
Polaris, Inc.(a)	1,282	52,485
YETI Holdings, Inc.*	835	27,638
		5,743,892
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.*	142,600	1,059,518
Agilent Technologies, Inc.	6,941	811,958
Avantor, Inc.*	16,455	266,735
Azenta, Inc.*	1,201	41,603
Bio-Rad Laboratories, Inc. (Class A Stock)*	459	111,794
Bio-Techne Corp.	3,770	221,035
Bruker Corp.	720	30,053
Charles River Laboratories International, Inc.*	1,240	186,645
Danaher Corp.	92,995	19,063,975
Divi’s Laboratories Ltd. (India)	1,049	70,686
Fortrea Holdings, Inc.*	2,064	15,583
Illumina, Inc.*	13,955	1,107,190
IQVIA Holdings, Inc.*	3,866	681,576
Lonza Group AG (Switzerland)	3,050	1,884,198
Mettler-Toledo International, Inc.*	510	602,264
QIAGEN NV	5,286	212,233
Repligen Corp.*	1,177	149,761
Revvity, Inc.(a)	2,980	315,284
Sotera Health Co.*	2,759	32,170
Thermo Fisher Scientific, Inc.	51,209	25,481,598
Waters Corp.*	560	206,399
West Pharmaceutical Services, Inc.	695	155,597
		52,707,855
Machinery — 1.0%
AGCO Corp.(a)	1,522	140,892
Alfa Laval AB (Sweden)	61,045	2,617,312
Allison Transmission Holdings, Inc.	108,596	10,389,379
Atlas Copco AB (Sweden) (Class A Stock)	193,239	3,086,690
Atlas Copco AB (Sweden) (Class B Stock)	132,723	1,866,367
Caterpillar, Inc.	28,308	9,335,978
CNH Industrial NV	21,199	260,324

A15

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Columbus McKinnon Corp.	95,800	$1,621,894
Crane Co.	1,185	181,518
Cummins India Ltd. (India)	3,323	117,954
Cummins, Inc.	23,517	7,371,168
Daifuku Co. Ltd. (Japan)	70,700	1,737,913
Daimler Truck Holding AG (Germany)	11,153	451,803
Deere & Co.	9,790	4,594,936
Donaldson Co., Inc.	2,783	186,628
Dover Corp.	25,314	4,447,164
Enerpac Tool Group Corp.	6,611	296,569
Epiroc AB (Sweden) (Class B Stock)	35,428	624,003
Esab Corp.	1,375	160,188
ESCO Technologies, Inc.	14,900	2,370,888
FANUC Corp. (Japan)	71,600	1,950,796
Flowserve Corp.	89,914	4,391,400
Fortive Corp.	32,236	2,359,030
Gates Industrial Corp. PLC*	147,099	2,708,093
GEA Group AG (Germany)	30,874	1,876,797
Graco, Inc.	4,056	338,717
Haitian International Holdings Ltd. (China)	4,000	10,625
HD Hyundai Heavy Industries Co. Ltd. (South Korea)*	90	17,212
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	403	55,495
Hillenbrand, Inc.	37,200	898,008
IDEX Corp.	1,835	332,080
Illinois Tool Works, Inc.	4,417	1,095,460
Ingersoll Rand, Inc.	9,753	780,533
ITT, Inc.	28,495	3,680,414
Knorr-Bremse AG (Germany)	16,225	1,476,554
Komatsu Ltd. (Japan)	44,600	1,306,028
Kone OYJ (Finland) (Class B Stock)	33,504	1,848,606
Leader Harmonious Drive Systems Co. Ltd. (China) (Class A Stock)	23,669	487,021
Lincoln Electric Holdings, Inc.	917	173,460
Lindsay Corp.	1,857	234,948
Makita Corp. (Japan)	66,300	2,196,750
Manitowoc Co., Inc. (The)*	8,500	73,015
Middleby Corp. (The)*	1,293	196,510
Mitsubishi Heavy Industries Ltd. (Japan)	314,200	5,395,944
Mueller Water Products, Inc. (Class A Stock)	48,200	1,225,244
Nordson Corp.	1,381	278,575
Oshkosh Corp.	23,594	2,219,724
Otis Worldwide Corp.	9,642	995,054
PACCAR, Inc.(a)	12,422	1,209,530
Parker-Hannifin Corp.	25,375	15,424,194
Pentair PLC	58,098	5,082,413
Rational AG (Germany)	1,515	1,262,231
RBC Bearings, Inc.*	1,098	353,303
Sandvik AB (Sweden)	74,560	1,568,108
Schindler Holding AG (Switzerland)	2,472	749,146
Schindler Holding AG (Switzerland) (Part. Cert.)	4,093	1,282,794
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	4,800	$39,133
Shyft Group, Inc. (The)	33,300	269,397
Sinotruk Hong Kong Ltd. (China)	16,000	43,458
Snap-on, Inc.	1,253	422,274
Stanley Black & Decker, Inc.	3,728	286,609
Tennant Co.	25,663	2,046,624
Terex Corp.	54,100	2,043,898
Timken Co. (The)	1,580	113,555
Toro Co. (The)	2,380	173,145
Trelleborg AB (Sweden) (Class B Stock)	30,478	1,133,527
Trinity Industries, Inc.	23,675	664,320
Volvo AB (Sweden) (Class B Stock)(a)	90,588	2,657,703
Wartsila OYJ Abp (Finland)	128,723	2,296,864
Weichai Power Co. Ltd. (China) (Class H Stock)	16,000	33,698
Westinghouse Air Brake Technologies Corp.	4,116	746,437
Xylem, Inc.	5,837	697,288
Yangzijiang Shipbuilding Holdings Ltd. (China)	897,700	1,575,489
Yutong Bus Co. Ltd. (China) (Class A Stock)	9,500	34,732
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	600	4,884
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	65,793	262,819
		132,939,234
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	397,418
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,273	2,215,566
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	9,000	14,200
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	94,000	630,235
HMM Co. Ltd. (South Korea)	2,251	30,059
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	210,000	2,854,404
Kirby Corp.*	44,550	4,499,996
Matson, Inc.	2,400	307,608
Nippon Yusen KK (Japan)	32,700	1,080,673
SITC International Holdings Co. Ltd. (China)	687,000	1,867,268
Wan Hai Lines Ltd. (Taiwan)	5,000	11,915
Yang Ming Marine Transport Corp. (Taiwan)	26,000	58,818
		13,968,160
Media — 0.2%
Advantage Solutions, Inc.*(a)	137,600	207,776
Charter Communications, Inc. (Class A Stock)*(a)	5,070	1,868,447
Comcast Corp. (Class A Stock)	326,975	12,065,377
Fox Corp. (Class A Stock)	5,363	303,546

A16

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	3,220	$169,726
iHeartMedia, Inc. (Class A Stock)*	96,300	158,895
Informa PLC (United Kingdom)	218,260	2,188,472
Interpublic Group of Cos., Inc. (The)	9,034	245,363
Liberty Broadband Corp. (Class A Stock)*	359	30,515
Liberty Broadband Corp. (Class C Stock)*	2,030	172,652
New York Times Co. (The) (Class A Stock)	3,912	194,035
News Corp. (Class A Stock)	9,232	251,295
News Corp. (Class B Stock)	2,788	84,672
Nexstar Media Group, Inc.	462	82,800
Omnicom Group, Inc.(a)	4,690	388,848
Paramount Global (Class A Stock)(a)	313	7,121
Paramount Global (Class B Stock)(a)	14,430	172,583
Publicis Groupe SA (France)	30,036	2,833,856
Sirius XM Holdings, Inc.(a)	5,260	118,587
Stagwell, Inc.*	73,000	441,650
Trade Desk, Inc. (The) (Class A Stock)*	84,860	4,643,539
WPP PLC (United Kingdom)	172,975	1,314,442
		27,944,197
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	13,279	1,439,576
Alcoa Corp.	5,806	177,083
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	100,000	62,728
Anglogold Ashanti PLC (United Kingdom)	2,079	78,039
ArcelorMittal SA (Luxembourg)	53,497	1,545,345
ATI, Inc.*	62,215	3,237,046
BHP Group Ltd. (Australia)	441,960	10,723,338
BlueScope Steel Ltd. (Australia)	131,110	1,756,080
Boliden AB (Sweden)	60,873	1,997,404
Carpenter Technology Corp.	1,000	181,180
Century Aluminum Co.*	40,800	757,248
Chifeng Jilong Gold Mining Co. Ltd. (China) (Class A Stock)	10,900	34,601
China Hongqiao Group Ltd. (China)	307,500	636,104
Cleveland-Cliffs, Inc.*	7,984	65,629
CMOC Group Ltd. (China) (Class H Stock)	36,000	29,758
Coeur Mining, Inc.*	42,300	250,416
Commercial Metals Co.(a)	21,200	975,412
Eldorado Gold Corp. (Turkey)*(a)	41,123	691,689
ERO Copper Corp. (Brazil)*	23,568	285,459
First Quantum Minerals Ltd. (Zambia)*	98,249	1,321,093
Fortescue Ltd. (Australia)	329,777	3,191,921
Freeport-McMoRan, Inc.	116,362	4,405,465
Glencore PLC (Australia)*	237,573	869,549
GMK Norilskiy Nickel PAO (Russia)*^	815,600	1
Gold Fields Ltd. (South Africa)	1,552	34,289
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	22,500	112,409
Harmony Gold Mining Co. Ltd. (South Africa)	9,250	135,464
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (China) (Class A Stock)	12,900	$33,394
Hindalco Industries Ltd. (India)	10,793	85,644
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	9,200	16,537
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	143,502	1,218,578
Jinduicheng Molybdenum Co. Ltd. (China) (Class A Stock)	10,800	15,735
Kumba Iron Ore Ltd. (South Africa)(a)	26,556	451,966
Lundin Mining Corp. (Chile)	163,727	1,326,609
Metallus, Inc.*	25,500	340,680
MP Materials Corp.*(a)	3,165	77,258
Newmont Corp.	27,525	1,328,907
Nippon Steel Corp. (Japan)(a)	99,200	2,122,986
NMDC Ltd. (India)	77,424	61,900
Northern Star Resources Ltd. (Australia)	268,893	3,104,417
Novolipetsk Steel PJSC (Russia)^	2,758,930	3
Nucor Corp.	5,733	689,909
Olympic Steel, Inc.	8,700	274,224
Reliance, Inc.	1,303	376,241
Rio Tinto Ltd. (Australia)(a)	32,745	2,375,972
Rio Tinto PLC (Australia)	93,415	5,605,854
Royal Gold, Inc.	1,594	260,635
Severstal PAO (Russia)^	337,573	—
Shandong Nanshan Aluminum Co. Ltd. (China) (Class A Stock)	48,600	25,539
South32 Ltd. (Australia)	521,497	1,050,577
Southern Copper Corp. (Mexico)(a)	3,902	364,681
Steel Dynamics, Inc.	3,515	439,656
Tianshan Aluminum Group Co. Ltd. (China) (Class A Stock)	29,600	36,311
United States Steel Corp.	5,420	229,049
Vale SA (Brazil)	530,264	5,289,213
Vedanta Ltd. (India)	10,187	54,895
Western Mining Co. Ltd. (China) (Class A Stock)	14,700	34,567
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	15,500	37,135
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	16,000	36,510
		62,359,909
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	19,797	189,655
Annaly Capital Management, Inc.	13,602	276,257
Dynex Capital, Inc.	33,100	430,962
Granite Point Mortgage Trust, Inc.	80,500	209,300
Ladder Capital Corp.	39,657	452,486
Rithm Capital Corp.	111,457	1,276,183
Starwood Property Trust, Inc.	7,637	150,983
		2,985,826
Multi-Utilities — 0.5%
Ameren Corp.	6,436	646,174
Avista Corp.	83,781	3,507,911

A17

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Black Hills Corp.	34,500	$2,092,425
CenterPoint Energy, Inc.	112,782	4,086,092
Centrica PLC (United Kingdom)	1,544,362	2,990,274
CMS Energy Corp.	11,103	833,946
Consolidated Edison, Inc.	8,368	925,417
Dominion Energy, Inc.	20,239	1,134,801
DTE Energy Co.	65,700	9,084,339
E.ON SE (Germany)	259,927	3,923,533
Engie SA (France)	251,852	4,907,545
National Grid PLC (United Kingdom)	291,322	3,800,071
NiSource, Inc.	498,757	19,995,168
Northwestern Energy Group, Inc.	1,500	86,805
Public Service Enterprise Group, Inc.	46,240	3,805,552
Sembcorp Industries Ltd. (Singapore)	287,600	1,345,943
Sempra	70,700	5,045,152
WEC Energy Group, Inc.	7,645	833,152
		69,044,300
Office REITs — 0.1%
BXP, Inc.	3,814	256,263
Cousins Properties, Inc.	18,646	550,057
Dexus (Australia)	77,728	345,649
Gecina SA (France)	9,457	887,384
Highwoods Properties, Inc.	2,579	76,442
Hudson Pacific Properties, Inc.	462,700	1,364,965
Kilroy Realty Corp.	12,891	422,309
Nippon Building Fund, Inc. (Japan)	1,680	1,426,975
Orix JREIT, Inc. (Japan)	253	297,583
Paramount Group, Inc.	178,900	769,270
Piedmont Office Realty Trust, Inc. (Class A Stock)	27,396	201,908
SL Green Realty Corp.	4,134	238,532
Vornado Realty Trust	4,269	157,910
		6,995,247
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)	17,594	417,137
Alamtri Resources Indonesia Tbk PT (Indonesia)	16,043,700	1,782,315
Antero Midstream Corp.	5,168	93,024
Antero Resources Corp.*	35,641	1,441,322
APA Corp.(a)	8,742	183,757
ARC Resources Ltd. (Canada)	73,112	1,469,810
BP PLC	596,968	3,349,859
California Resources Corp.	2,100	92,337
Cameco Corp. (Canada)	10,836	446,010
Cheniere Energy, Inc.	51,127	11,830,788
Chevron Corp.(a)	260,011	43,497,240
Chord Energy Corp.	1,470	165,698
Civitas Resources, Inc.	1,330	46,404
Coal India Ltd. (India)	9,538	44,220
ConocoPhillips	175,604	18,441,932
Coterra Energy, Inc.	17,667	510,576
Crescent Energy Co. (Class A Stock)	23,418	263,218
Devon Energy Corp.	53,473	1,999,890
Diamondback Energy, Inc.	9,354	1,495,518
DT Midstream, Inc.	2,361	227,789
ENEOS Holdings, Inc. (Japan)	544,000	2,869,062
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eni SpA (Italy)	118,701	$1,835,893
EOG Resources, Inc.	28,933	3,710,368
EQT Corp.	13,361	713,878
Equinor ASA (Norway)	261,826	6,914,498
Excelerate Energy, Inc. (Class A Stock)	14,000	401,520
Expand Energy Corp.	5,574	620,498
Exxon Mobil Corp.	353,213	42,007,622
Gulfport Energy Corp.*	1,860	342,501
Hess Corp.	2,395	382,553
HF Sinclair Corp.	3,779	124,254
Idemitsu Kosan Co. Ltd. (Japan)	164,100	1,160,728
Indo Tambangraya Megah Tbk PT (Indonesia)	20,500	28,386
Inpex Corp. (Japan)	221,500	3,072,381
Kinder Morgan, Inc.	46,812	1,335,546
Kinetik Holdings, Inc.	57,400	2,981,356
LUKOIL PJSC (Russia)^	3,043	—
Marathon Petroleum Corp.	7,970	1,161,149
Matador Resources Co.	2,370	121,083
Medco Energi Internasional Tbk PT (Indonesia)	271,000	16,767
Murphy Oil Corp.(a)	51,900	1,473,960
Occidental Petroleum Corp.(a)	98,353	4,854,704
Oil & Natural Gas Corp. Ltd. (India)	7,566	21,743
OMV AG (Austria)	25,234	1,299,460
ONEOK, Inc.	14,697	1,458,236
ORLEN SA (Poland)	33,434	588,895
Ovintiv, Inc.	6,389	273,449
PBF Energy, Inc. (Class A Stock)	12,300	234,807
Peabody Energy Corp.(a)	160,200	2,170,710
Permian Resources Corp.	32,733	453,352
Petroleo Brasileiro SA (Brazil)	107,800	773,772
Petroreconcavo S/A (Brazil)	16,300	47,017
Phillips 66	35,171	4,342,915
PTT Exploration & Production PCL (Thailand)	11,000	37,889
Range Resources Corp.(a)	50,962	2,034,913
Reliance Industries Ltd. (India)	7,341	109,141
Repsol SA (Spain)	90,491	1,201,497
Riley Exploration Permian, Inc.	10,900	317,953
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shell PLC	436,311	15,881,864
Shell PLC, ADR	156,008	11,432,266
SM Energy Co.(a)	45,900	1,374,705
Surgutneftegas PAO (Russia)^	55,200	—
Targa Resources Corp.	3,293	660,148
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	220,541	14,210,115
United Tractors Tbk PT (Indonesia)	1,612,100	2,285,312
Valero Energy Corp.(a)	74,729	9,869,459
Viper Energy, Inc.	1,560	70,434
Williams Cos., Inc. (The)	288,018	17,211,956
Woodside Energy Group Ltd. (Australia)	28,422	412,913
World Kinect Corp.(a)	33,900	961,404
		253,663,876

A18

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	474	$43,598
Suzano SA (Brazil)	53,900	501,837
Sylvamo Corp.	21,900	1,468,833
		2,014,268
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	3,051	150,170
American Airlines Group, Inc.*(a)	73,014	770,298
ANA Holdings, Inc. (Japan)	19,400	358,100
China Airlines Ltd. (Taiwan)	75,000	51,264
Delta Air Lines, Inc.	46,658	2,034,289
Deutsche Lufthansa AG (Germany)	49,022	357,185
Eva Airways Corp. (Taiwan)	97,000	119,350
Japan Airlines Co. Ltd. (Japan)	28,800	493,325
Pegasus Hava Tasimaciligi A/S (Turkey)*	5,981	40,587
Qantas Airways Ltd. (Australia)	456,314	2,601,510
Singapore Airlines Ltd. (Singapore)	117,500	591,904
SkyWest, Inc.*	4,400	384,428
Southwest Airlines Co.	14,466	485,768
Turk Hava Yollari AO (Turkey)*	66,926	548,124
United Airlines Holdings, Inc.*	143,311	9,895,625
		18,881,927
Personal Care Products — 0.3%
BellRing Brands, Inc.*	3,070	228,592
Coty, Inc. (Class A Stock)*	9,504	51,987
elf Beauty, Inc.*	1,671	104,922
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,577	236,082
Hengan International Group Co. Ltd. (China)	16,000	44,721
Kao Corp. (Japan)	6,500	281,364
Kenvue, Inc.	46,263	1,109,387
L’Oreal SA (France)	17,402	6,468,201
Unilever PLC (United Kingdom)	195,753	11,680,009
Unilever PLC (United Kingdom), ADR	257,307	15,322,632
		35,527,897
Pharmaceuticals — 2.4%
Alkem Laboratories Ltd. (India)	835	47,564
Amneal Pharmaceuticals, Inc.*	180,800	1,515,104
Astellas Pharma, Inc. (Japan)	160,800	1,565,308
AstraZeneca PLC (United Kingdom)	112,788	16,562,336
AstraZeneca PLC (United Kingdom), ADR	173,632	12,761,952
Axsome Therapeutics, Inc.*	7,100	828,073
Bristol-Myers Squibb Co.	287,827	17,554,569
Chugai Pharmaceutical Co. Ltd. (Japan)	38,200	1,750,002
Cipla Ltd. (India)	7,748	130,204
Daiichi Sankyo Co. Ltd. (Japan)	47,000	1,119,252
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	4,200	34,945
Elanco Animal Health, Inc.*	834,982	8,767,311
Eli Lilly & Co.	96,304	79,538,437
Galderma Group AG (Switzerland)*	15,971	1,689,167
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
GSK PLC	424,654	$8,115,225
Haleon PLC	459,831	2,322,242
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	4,000	12,589
Harmony Biosciences Holdings, Inc.*	19,300	640,567
Hikma Pharmaceuticals PLC (Jordan)	91,646	2,315,169
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	1,800	6,893
Ipsen SA (France)	13,934	1,604,927
Jazz Pharmaceuticals PLC*	1,367	169,713
Johnson & Johnson	136,499	22,636,994
Lupin Ltd. (India)	5,567	131,816
Merck & Co., Inc.	230,018	20,646,416
Merck KGaA (Germany)	5,850	805,018
Natco Pharma Ltd. (India)	1,558	14,481
Novartis AG	190,807	21,192,895
Novo Nordisk A/S (Denmark), ADR(a)	147,825	10,264,968
Novo Nordisk A/S (Denmark) (Class B Stock)(a)	264,639	18,095,575
Ono Pharmaceutical Co. Ltd. (Japan)	44,200	475,532
Organon & Co.	6,327	94,209
Orion OYJ (Finland) (Class B Stock)	44,431	2,639,066
Otsuka Holdings Co. Ltd. (Japan)	47,500	2,475,225
Perrigo Co. PLC	3,343	93,738
Pfizer, Inc.	552,568	14,002,073
Phathom Pharmaceuticals, Inc.*(a)	21,428	134,353
Prestige Consumer Healthcare, Inc.*	7,300	627,581
Recordati Industria Chimica e Farmaceutica SpA (Italy)	5,950	337,174
Richter Gedeon Nyrt (Hungary)	39,323	1,085,036
Roche Holding AG	57,906	19,058,465
Roche Holding AG, ADR	31,780	1,307,747
Royalty Pharma PLC (Class A Stock)	9,493	295,517
Sanofi SA	78,622	8,705,177
Sanofi SA, ADR	41,004	2,274,082
Shionogi & Co. Ltd. (Japan)	163,200	2,463,458
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	1,400	6,205
Sun Pharmaceutical Industries Ltd. (India)	9,768	197,946
Takeda Pharmaceutical Co. Ltd. (Japan)	132,600	3,930,102
Tarsus Pharmaceuticals, Inc.*(a)	9,202	472,707
Torii Pharmaceutical Co. Ltd. (Japan)	18,700	575,343
Torrent Pharmaceuticals Ltd. (India)	837	31,504
UCB SA (Belgium)	16,626	2,927,253
Viatris, Inc.	28,787	250,735
Xeris Biopharma Holdings, Inc.*	198,200	1,088,118
Zoetis, Inc.	1,940	319,421
Zydus Lifesciences Ltd. (India)	11,166	115,494
		318,822,973
Professional Services — 0.4%
Alight, Inc. (Class A Stock)	234,800	1,392,364
Amentum Holdings, Inc.*	3,221	58,622
Automatic Data Processing, Inc.	47,657	14,560,643
Broadridge Financial Solutions, Inc.	250	60,615
Bureau Veritas SA (France)	36,785	1,116,060

A19

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
CACI International, Inc. (Class A Stock)*	537	$197,036
Clarivate PLC*	10,226	40,188
Computershare Ltd. (Australia)	151,191	3,726,713
Concentrix Corp.	1,172	65,210
Conduent, Inc.*	426,400	1,151,280
Dayforce, Inc.*(a)	3,274	190,972
Dun & Bradstreet Holdings, Inc.	287,662	2,571,698
Equifax, Inc.	2,374	578,211
ExlService Holdings, Inc.*	44,200	2,086,682
Experian PLC	13,316	617,001
FTI Consulting, Inc.*	854	140,124
Genpact Ltd.	4,062	204,644
Huron Consulting Group, Inc.*	2,515	360,777
ICF International, Inc.	2,500	212,425
Intertek Group PLC (United Kingdom)	19,445	1,264,398
Jacobs Solutions, Inc.	2,981	360,373
KBR, Inc.	2,691	134,039
Korn Ferry	6,161	417,901
Leidos Holdings, Inc.	3,218	434,237
ManpowerGroup, Inc.	35,268	2,041,312
Parsons Corp.*	890	52,697
Paychex, Inc.(a)	4,980	768,314
Paycom Software, Inc.	360	78,653
Paycor HCM, Inc.*	984	22,081
Randstad NV (Netherlands)(a)	10,637	442,140
Recruit Holdings Co. Ltd. (Japan)	116,000	6,010,108
RELX PLC (United Kingdom)	93,696	4,706,415
Robert Half, Inc.	2,471	134,793
Science Applications International Corp.	30,810	3,459,039
SGS SA (Switzerland)	11,088	1,104,795
SS&C Technologies Holdings, Inc.	5,202	434,523
TransUnion	4,431	367,729
TrueBlue, Inc.*	89,200	473,652
TTEC Holdings, Inc.	63,700	209,573
Wolters Kluwer NV (Netherlands)	25,629	3,990,341
		56,238,378
Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	434,496	992,245
Anywhere Real Estate, Inc.*	22,400	74,592
Barwa Real Estate Co. (Qatar)	214,896	155,478
CapitaLand Investment Ltd. (Singapore)	44,958	90,928
Catena AB (Sweden)	6,816	294,968
CBRE Group, Inc. (Class A Stock)*	33,084	4,326,726
Central Pattana PCL (Thailand)	3,000	4,175
Compass, Inc. (Class A Stock)*(a)	473,400	4,132,782
CoStar Group, Inc.*(a)	9,808	777,088
Cushman & Wakefield PLC*	118,800	1,214,136
Daito Trust Construction Co. Ltd. (Japan)	24,400	2,496,711
Daiwa House Industry Co. Ltd. (Japan)	39,100	1,293,215
Deyaar Development PJSC (United Arab Emirates)	46,178	11,400
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Emaar Development PJSC (United Arab Emirates)	152,812	$507,324
Emaar Properties PJSC (United Arab Emirates)	1,365,942	4,946,799
Fastighets AB Balder (Sweden) (Class B Stock)*	37,202	232,795
Grainger PLC (United Kingdom)	100,000	262,490
Henderson Land Development Co. Ltd. (Hong Kong)	112,000	322,145
Hongkong Land Holdings Ltd. (Hong Kong)	140,300	604,748
Howard Hughes Holdings, Inc.*	770	57,042
Jones Lang LaSalle, Inc.*	38,192	9,468,179
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,363,155
KE Holdings, Inc. (China), ADR(a)	106,482	2,139,223
LEG Immobilien SE (Germany)	17,426	1,231,768
Longfor Group Holdings Ltd. (China), 144A	353,500	447,276
Max Estates Ltd. (India)*	21,817	99,017
Mitsubishi Estate Co. Ltd. (Japan)	22,400	366,149
Mitsui Fudosan Co. Ltd. (Japan)	264,864	2,371,877
Oberoi Realty Ltd. (India)	1,980	37,709
PSP Swiss Property AG (Switzerland)	608	94,983
Seaport Entertainment Group, Inc.*	113	2,426
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	715,804
Sumitomo Realty & Development Co. Ltd. (Japan)	51,442	1,932,856
Sun Hung Kai Properties Ltd. (Hong Kong)	25,177	239,878
Swiss Prime Site AG (Switzerland)	9,632	1,182,022
Vonovia SE (Germany)	81,548	2,194,483
Yanlord Land Group Ltd. (China)*	964,900	355,879
Zillow Group, Inc. (Class A Stock)*	1,133	75,752
Zillow Group, Inc. (Class C Stock)*	32,558	2,232,176
		49,348,399
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	121,517	4,594,558
AvalonBay Communities, Inc.	12,217	2,622,013
Camden Property Trust	32,700	3,999,210
Canadian Apartment Properties REIT (Canada)	133	3,987
Elme Communities	37,300	649,020
Equity LifeStyle Properties, Inc.	4,671	311,556
Equity Residential(a)	9,133	653,740
Essex Property Trust, Inc.	4,899	1,501,886
Independence Realty Trust, Inc.(a)	38,080	808,438
InterRent Real Estate Investment Trust (Canada)	29,878	234,199
Invitation Homes, Inc.	14,812	516,198
Mid-America Apartment Communities, Inc.	7,480	1,253,498
Nippon Accommodations Fund, Inc. (Japan)	305	221,539
Sun Communities, Inc.	2,990	384,634
UDR, Inc.	18,209	822,501

A20

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Residential REITs (cont’d.)
UNITE Group PLC (The) (United Kingdom)	36,467	$383,763
Veris Residential, Inc.	33,010	558,529
		19,519,269
Retail REITs — 0.2%
Agree Realty Corp.(a)	15,166	1,170,664
Brixmor Property Group, Inc.	20,286	538,593
CapitaLand Integrated Commercial Trust (Singapore)	90,953	141,337
Curbline Properties Corp.	10,814	261,591
Federal Realty Investment Trust	2,050	200,531
InvenTrust Properties Corp.	34,800	1,022,076
Japan Metropolitan Fund Investment Corp. (Japan)	162	103,337
Kimco Realty Corp.	138,963	2,951,574
Kite Realty Group Trust	15,800	353,446
Klepierre SA (France)(a)	193,334	6,471,225
Link REIT (Hong Kong)	230,313	1,079,287
NNN REIT, Inc.	4,546	193,887
Realty Income Corp.	24,273	1,408,077
Regency Centers Corp.(a)	13,677	1,008,815
RioCan Real Estate Investment Trust (Canada)	3,667	43,702
Sasseur Real Estate Investment Trust (China)	2,185,200	1,097,845
Scentre Group (Australia)	953,978	2,018,421
Simon Property Group, Inc.	12,707	2,110,379
SITE Centers Corp.	6,700	86,028
Unibail-Rodamco-Westfield (France)	15,521	1,308,583
Urban Edge Properties	29,340	557,460
Vicinity Ltd. (Australia)	1,106,928	1,532,754
		25,659,612
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	57,546	5,912,276
Advantest Corp. (Japan)	87,600	3,904,901
Alchip Technologies Ltd. (Taiwan)	5,861	494,068
Allegro MicroSystems, Inc. (Japan)*	2,325	58,427
Ambarella, Inc.*	1,400	70,462
Amkor Technology, Inc.	2,025	36,571
Analog Devices, Inc.	78,855	15,902,688
Applied Materials, Inc.	34,455	5,000,110
ASE Technology Holding Co. Ltd. (Taiwan)	76,277	335,216
ASE Technology Holding Co. Ltd. (Taiwan), ADR	75,251	659,199
ASM International NV (Netherlands)	5,394	2,458,010
ASML Holding NV (Netherlands) (XAMS)	27,005	17,871,200
ASML Holding NV (Netherlands) (XNGS)	1,854	1,228,516
ASPEED Technology, Inc. (Taiwan)	2,847	263,648
Astera Labs, Inc.*	2,495	148,877
Broadcom, Inc.	563,345	94,320,853
Cirrus Logic, Inc.*	1,311	130,648
Credo Technology Group Holding Ltd.*	3,954	158,793
Disco Corp. (Japan)	5,600	1,143,641
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.	1,619	$141,630
First Solar, Inc.*	2,585	326,821
GLOBALFOUNDRIES, Inc.*	2,403	88,695
Impinj, Inc.*	768	69,658
Infineon Technologies AG (Germany)	123,030	4,101,193
Intel Corp.	104,153	2,365,315
Lam Research Corp.	104,636	7,607,037
Lasertec Corp. (Japan)	23,100	1,985,455
Lattice Semiconductor Corp.*	220	11,539
MACOM Technology Solutions Holdings, Inc.*	5,241	526,092
Marvell Technology, Inc.	134,780	8,298,405
MediaTek, Inc. (Taiwan)	67,687	2,917,340
Microchip Technology, Inc.	12,821	620,665
Micron Technology, Inc.	26,607	2,311,882
MKS Instruments, Inc.	1,537	123,191
Nova Ltd. (Israel)*	2,825	524,483
Novatek Microelectronics Corp. (Taiwan)	33,000	548,597
NVIDIA Corp.	2,234,401	242,164,380
ON Semiconductor Corp.*	10,285	418,497
Onto Innovation, Inc.*	860	104,352
Photronics, Inc.*(a)	59,800	1,241,448
Qorvo, Inc.*	2,305	166,905
QUALCOMM, Inc.	134,380	20,642,112
Rambus, Inc.*(a)	36,400	1,884,610
Realtek Semiconductor Corp. (Taiwan)	34,000	542,045
Renesas Electronics Corp. (Japan)	58,700	787,323
SCREEN Holdings Co. Ltd. (Japan)(a)	32,300	2,107,299
Semtech Corp.*	17,300	595,120
SK Hynix, Inc. (South Korea)	25,573	3,409,035
Skyworks Solutions, Inc.	3,900	252,057
Synaptics, Inc.*(a)	26,500	1,688,580
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	129,753	3,654,232
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	133,392	22,143,072
Teradyne, Inc.	31,451	2,597,853
Texas Instruments, Inc.	55,694	10,008,212
Tokyo Electron Ltd. (Japan)	36,300	4,977,913
Tower Semiconductor Ltd. (Israel)*	15,514	553,229
Ultra Clean Holdings, Inc.*	36,900	790,029
Universal Display Corp.	2,750	383,570
Vanguard International Semiconductor Corp. (Taiwan)	5,000	14,234
Wolfspeed, Inc.*(a)	3,376	10,331
		503,802,540
Software — 3.7%
A10 Networks, Inc.	74,000	1,209,160
ACI Worldwide, Inc.*	48,900	2,675,319
Adeia, Inc.	25,400	335,788
Adobe, Inc.*	16,693	6,402,266
ANSYS, Inc.*	2,107	666,992
Appfolio, Inc. (Class A Stock)*	589	129,521
AppLovin Corp. (Class A Stock)*	21,656	5,738,190
Atlassian Corp. (Class A Stock)*	29,300	6,217,753
Autodesk, Inc.*	50,400	13,194,720

A21

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
AvePoint, Inc.*	7,123	$102,856
BILL Holdings, Inc.*	1,858	85,264
Box, Inc. (Class A Stock)*	40,600	1,252,916
Cadence Design Systems, Inc.*	55,880	14,211,960
CCC Intelligent Solutions Holdings, Inc.*	10,187	91,989
Check Point Software Technologies Ltd. (Israel)*	2,200	501,424
Commvault Systems, Inc.*	15,400	2,429,504
Confluent, Inc. (Class A Stock)*	6,156	144,297
Constellation Software, Inc. (Canada)	100	316,693
Crowdstrike Holdings, Inc. (Class A Stock)*	37,566	13,245,020
CyberArk Software Ltd.*	12,844	4,341,272
Dassault Systemes SE (France)	45,892	1,747,234
Datadog, Inc. (Class A Stock)*	41,060	4,073,563
Descartes Systems Group, Inc. (The) (Canada)*	1,163	117,265
DocuSign, Inc.*	23,059	1,877,003
Dolby Laboratories, Inc. (Class A Stock)	1,432	115,004
DoubleVerify Holdings, Inc.*	600	8,022
Dropbox, Inc. (Class A Stock)*	3,399	90,787
Fair Isaac Corp.*	82	151,221
Five9, Inc.*	61,400	1,667,010
Fortinet, Inc.*(a)	78,405	7,547,265
Gen Digital, Inc.	68,972	1,830,517
Guidewire Software, Inc.*	1,083	202,911
HubSpot, Inc.*	10,500	5,998,545
Informatica, Inc. (Class A Stock)*	1,223	21,341
Intapp, Inc.*	85,528	4,993,125
Intuit, Inc.	23,907	14,678,659
Microsoft Corp.	629,980	236,488,192
MicroStrategy, Inc. (Class A Stock)*(a)	5,185	1,494,680
Mitek Systems, Inc.*	119,500	985,875
nCino, Inc.*	824	22,635
Nice Ltd. (Israel)*	10,936	1,688,081
Nutanix, Inc. (Class A Stock)*	4,348	303,534
Olo, Inc. (Class A Stock)*	115,200	695,808
Open Text Corp. (Canada)	13,200	333,153
Oracle Corp.	55,087	7,701,714
Oracle Corp. (Japan)	5,400	568,260
Oracle Financial Services Software Ltd. (India)	9,690	883,031
PagerDuty, Inc.*	5,400	98,658
Palantir Technologies, Inc. (Class A Stock)*	78,600	6,633,840
Palo Alto Networks, Inc.*	65,800	11,228,112
PTC, Inc.*	1,137	176,178
Q2 Holdings, Inc.*	6,531	522,545
Red Violet, Inc.	10,100	379,659
Riskified Ltd. (Class A Stock)*	32,762	151,360
Roper Technologies, Inc.(a)	2,579	1,520,527
Sage Group PLC (The) (United Kingdom)	109,566	1,720,222
Salesforce, Inc.	133,257	35,760,849
Samsara, Inc. (Class A Stock)*	55,796	2,138,661
SAP SE (Germany)	89,196	23,900,039
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SentinelOne, Inc. (Class A Stock)*	5,721	$104,008
ServiceNow, Inc.*	15,927	12,680,122
SimilarWeb Ltd. (Israel)*	11,430	94,526
Sprout Social, Inc. (Class A Stock)*	13,697	301,197
Tata Elxsi Ltd. (India)	6,405	389,148
Trend Micro, Inc. (Japan)	13,700	924,859
Tyler Technologies, Inc.*	155	90,115
UiPath, Inc. (Class A Stock)*	1,584	16,315
Unity Software, Inc.*	4,147	81,240
Verint Systems, Inc.*	208,700	3,725,295
Xero Ltd. (New Zealand)*	44,344	4,334,339
Zoom Communications, Inc. (Class A Stock)*	121,981	8,998,538
		485,547,691
Specialized REITs — 0.4%
American Tower Corp.	11,000	2,393,600
Crown Castle, Inc.	57,002	5,941,319
CubeSmart	5,438	232,257
Digital Realty Trust, Inc.(a)	12,477	1,787,829
EPR Properties	12,071	635,055
Equinix, Inc.	19,719	16,077,887
Extra Space Storage, Inc.	11,246	1,669,919
Gaming & Leisure Properties, Inc.	138,792	7,064,513
Iron Mountain, Inc.	27,251	2,344,676
Keppel DC REIT (Singapore)	223,638	356,258
Lamar Advertising Co. (Class A Stock)	1,507	171,466
Millrose Properties, Inc.*	3,055	80,988
National Storage Affiliates Trust	15,241	600,495
National Storage REIT (Australia)	96,620	134,891
Outfront Media, Inc.	28,500	459,990
PotlatchDeltic Corp.	29,400	1,326,528
Public Storage	37,802	11,313,761
Rayonier, Inc.	3,788	105,609
Safehold, Inc.(a)	40,600	760,032
SBA Communications Corp.	2,598	571,586
Shurgard Self Storage Ltd. (Belgium)	7,375	266,812
Uniti Group, Inc.	16,000	80,640
VICI Properties, Inc.	37,638	1,227,752
Weyerhaeuser Co.	17,637	516,411
		56,120,274
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	1,474	57,796
AutoNation, Inc.*	626	101,362
AutoZone, Inc.*	36	137,260
Avolta AG (Switzerland)	13,220	579,096
Bath & Body Works, Inc.	48,836	1,480,708
Best Buy Co., Inc.	5,217	384,023
Boot Barn Holdings, Inc.*	2,528	271,583
Burlington Stores, Inc.*	2,495	594,633
CarMax, Inc.*	12,489	973,143
Carvana Co.*	19,900	4,160,692
Dick’s Sporting Goods, Inc.	1,237	249,330
Fast Retailing Co. Ltd. (Japan)	15,700	4,673,755
Five Below, Inc.*	820	61,438
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	127,947

A22

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.*	79,000	$1,113,900
GameStop Corp. (Class A Stock)*(a)	9,515	212,375
Gap, Inc. (The)(a)	56,474	1,163,929
Group 1 Automotive, Inc.	1,100	420,145
Home Depot, Inc. (The)	51,470	18,863,240
Industria de Diseno Textil SA (Spain)	200,447	9,980,633
JD Sports Fashion PLC (United Kingdom)	488,378	431,841
JUMBO SA (Greece)	19,895	545,429
Kingfisher PLC (United Kingdom)	325,416	1,071,923
Lithia Motors, Inc.	637	186,985
Lowe’s Cos., Inc.	106,935	24,940,450
O’Reilly Automotive, Inc.*	7,823	11,207,073
Penske Automotive Group, Inc.	456	65,655
Pepkor Holdings Ltd. (South Africa), 144A	29,840	41,550
Pop Mart International Group Ltd. (China), 144A	10,000	202,107
RH*	295	69,151
Ross Stores, Inc.	6,047	772,746
Sally Beauty Holdings, Inc.*	35,100	316,953
TJX Cos., Inc. (The)	135,656	16,522,901
Trent Ltd. (India)	622	38,557
Ulta Beauty, Inc.*(a)	12,205	4,473,621
Urban Outfitters, Inc.*	31,900	1,671,560
Warby Parker, Inc. (Class A Stock)*	9,752	177,779
Wayfair, Inc. (Class A Stock)*(a)	2,028	64,957
Williams-Sonoma, Inc.	1,240	196,044
Zalando SE (Germany), 144A*	77,697	2,694,945
Zhongsheng Group Holdings Ltd. (China)	48,000	84,533
ZOZO, Inc. (Japan)	126,000	1,206,804
		112,590,552
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	1,259,475	279,767,182
Asia Vital Components Co. Ltd. (Taiwan)	4,000	56,640
Asustek Computer, Inc. (Taiwan)	32,000	595,397
Canon, Inc. (Japan)	23,800	742,159
Catcher Technology Co. Ltd. (Taiwan)	77,000	490,632
Compal Electronics, Inc. (Taiwan)	495,000	481,157
Dell Technologies, Inc. (Class C Stock)	22,324	2,034,833
Diebold Nixdorf, Inc.*	18,300	800,076
Hewlett Packard Enterprise Co.	288,986	4,459,054
HP, Inc.	49,061	1,358,499
Logitech International SA (Switzerland)	32,847	2,783,297
MCJ Co. Ltd. (Japan)	52,100	473,880
NetApp, Inc.	2,754	241,911
Pure Storage, Inc. (Class A Stock)*	973	43,075
Ricoh Co. Ltd. (Japan)	109,200	1,155,135
Samsung Electronics Co. Ltd. (South Korea)	92,874	3,682,034
Sandisk Corp.*	2,786	132,641
Seiko Epson Corp. (Japan)	93,800	1,502,727
Western Digital Corp.*	8,358	337,914
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Xiaomi Corp. (China) (Class B Stock), 144A*	827,362	$5,235,324
		306,373,567
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	63,532	14,984,690
Amer Sports, Inc. (Finland)*	34,160	913,097
ANTA Sports Products Ltd. (China)	2,000	21,990
Asics Corp. (Japan)	101,700	2,156,810
Birkenstock Holding PLC (Germany)*	572	26,226
Bosideng International Holdings Ltd. (China)	800,000	410,479
Brunello Cucinelli SpA (Italy)	36,776	4,224,913
Capri Holdings Ltd.*	8,104	159,892
Carter’s, Inc.	891	36,442
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	49,121	8,574,853
Columbia Sportswear Co.	812	61,460
Crocs, Inc.*	1,050	111,510
Deckers Outdoor Corp.*	40,500	4,528,305
Eclat Textile Co. Ltd. (Taiwan)	2,000	26,883
G-III Apparel Group Ltd.*	103,308	2,825,474
Hermes International SCA (France)	4,342	11,424,322
Kontoor Brands, Inc.	4,667	299,295
Laopu Gold Co. Ltd. (China) (Class H Stock)*(a)	6,369	597,718
LPP SA (Poland)	97	442,604
LVMH Moet Hennessy Louis Vuitton SE (France)	17,661	10,937,080
Moncler SpA (Italy)	52,457	3,231,199
NIKE, Inc. (Class B Stock)	114,109	7,243,639
On Holding AG (Switzerland) (Class A Stock)*(a)	54,511	2,394,123
Page Industries Ltd. (India)	122	60,802
Pandora A/S (Denmark)	41,292	6,328,466
Pou Chen Corp. (Taiwan)	486,000	521,127
PVH Corp.	28,359	1,833,126
Ralph Lauren Corp.	23,952	5,287,164
Skechers USA, Inc. (Class A Stock)*	2,928	166,252
Tapestry, Inc.	5,627	396,197
Under Armour, Inc. (Class A Stock)*	4,790	29,938
Under Armour, Inc. (Class C Stock)*	4,859	28,911
VF Corp.	8,512	132,106
Wolverine World Wide, Inc.	30,500	424,255
		90,841,348
Tobacco — 0.4%
Altria Group, Inc.(a)	305,780	18,352,916
British American Tobacco PLC (United Kingdom)	193,071	7,920,617
Imperial Brands PLC (United Kingdom)	153,792	5,690,593
Japan Tobacco, Inc. (Japan)	59,700	1,640,923
KT&G Corp. (South Korea)	1,359	93,474
Philip Morris International, Inc.	71,586	11,362,846
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,125,060

A23

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Universal Corp.	28,000	$1,569,400
		48,755,829
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	23,600	691,187
AerCap Holdings NV (Ireland)	8,200	837,794
Air Lease Corp.	2,553	123,335
Applied Industrial Technologies, Inc.	3,200	721,088
Beacon Roofing Supply, Inc.*	6,800	841,160
BlueLinx Holdings, Inc.*	1,600	119,968
Boise Cascade Co.	1,200	117,708
Core & Main, Inc. (Class A Stock)*	41,095	1,985,299
Fastenal Co.	2,192	169,990
Ferguson Enterprises, Inc.	4,561	730,809
Herc Holdings, Inc.(a)	14,264	1,915,227
ITOCHU Corp. (Japan)	54,400	2,525,409
Marubeni Corp. (Japan)	75,000	1,203,136
Mitsubishi Corp. (Japan)	179,000	3,160,202
Mitsui & Co. Ltd. (Japan)	119,900	2,260,502
MonotaRO Co. Ltd. (Japan)	70,200	1,311,388
MRC Global, Inc.*	92,800	1,065,344
MSC Industrial Direct Co., Inc. (Class A Stock)	1,127	87,534
Rush Enterprises, Inc. (Class A Stock)	3,588	191,635
SiteOne Landscape Supply, Inc.*	696	84,522
Sumitomo Corp. (Japan)	41,500	946,941
Toyota Tsusho Corp. (Japan)	50,000	842,393
United Rentals, Inc.	8,009	5,019,240
W.W. Grainger, Inc.	3,025	2,988,186
Watsco, Inc.	835	424,431
WESCO International, Inc.	66,316	10,298,875
		40,663,303
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	6,961	1,633,079
Getlink SE (France)	36,025	622,184
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	5,200	51,074
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	4,355	43,877
Transurban Group (Australia), UTS	112,711	949,329
		3,299,543
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	15,419	2,274,611
California Water Service Group	6,400	310,144
Essential Utilities, Inc.	6,122	242,003
		2,826,758
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL (Thailand)	10,200	82,945
Bharti Airtel Ltd. (India)	3,912	79,086
Etihad Etisalat Co. (Saudi Arabia)	7,711	125,395
KDDI Corp. (Japan)	80,200	1,266,812
PLDT, Inc. (Philippines)	9,375	208,052
SK Telecom Co. Ltd. (South Korea)	14,945	562,942
SoftBank Corp. (Japan)	2,070,800	2,888,715
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
SoftBank Group Corp. (Japan)	28,700	$1,468,003
Tele2 AB (Sweden) (Class B Stock)	39,679	534,603
Telephone & Data Systems, Inc.	57,100	2,212,054
T-Mobile US, Inc.	65,003	17,336,950
Turkcell Iletisim Hizmetleri A/S (Turkey)	41,646	105,101
Vodafone Group PLC (United Kingdom)	1,784,386	1,676,647
		28,547,305

Total Common Stocks (cost $5,956,724,582)		6,828,378,554
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	278,066
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	10,652
Hyundai Motor Co. (South Korea) (PRFC)	92	9,267
		297,985
Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	120,540	1,217,506
Itau Unibanco Holding SA (Brazil) (PRFC)	22,990	126,584
		1,344,090
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	35,000	788,900
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,000	21,576
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32,827	2,611,951
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	7,503	1,749,100
Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	1,011,268	2,877,970
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	171,600	1,119,552
Surgutneftegas PAO (Russia) (PRFC)^	144,000	—
		1,119,552
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	9,223	298,525

Total Preferred Stocks (cost $11,953,987)		11,109,649
Unaffiliated Exchange-Traded Funds — 11.6%
Dimensional International Core Equity Market ETF	5,526,250	172,584,787
Dimensional US Equity Market ETF	9,493,600	574,172,928

A24

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares Core MSCI EAFE ETF	902,880	$68,302,872
iShares Core S&P 500 ETF	855,252	480,566,099
iShares Core U.S. Aggregate Bond ETF	1,558,448	154,161,676
iShares Gold Trust*	340,000	20,046,400
iShares iBoxx High Yield Corporate Bond ETF	330,000	26,033,700
iShares MSCI EAFE ETF(a)	367,090	30,002,266
iShares MSCI Emerging Markets ETF(a)	2,700	117,990
iShares Russell 1000 Value ETF(a)	28,500	5,362,560

Total Unaffiliated Exchange-Traded Funds (cost $1,576,691,592)		1,531,351,278

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	65,902	40,233
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.5%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300	1,320,354
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	505,901
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	957	963,574
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,227	1,234,869
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	1,605	1,569,975
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	934,906
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,707,351
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29	4	4,016
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	15	14,875
Series 2022-C, Class E, 144A
11.366%	12/15/32	32	32,112
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	$509,262
Series 2023-06, Class C
6.400%	03/17/31		100	103,655
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	588,390
				9,489,240
Collateralized Loan Obligations — 4.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.557%(c)	01/22/38		3,250	3,251,540
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.653%(c)	07/20/37		15,650	15,656,003
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.762%(c)	10/27/34		10,500	10,512,931
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
5.785%(c)	10/20/34		13,250	13,247,807
Ares Loan Funding IX Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.468%(c)	03/31/38		14,000	13,969,018
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.804%(c)	01/24/33	EUR	3,291	3,559,664
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.636%(c)	01/20/38		3,500	3,502,914
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.493%(c)	04/20/37		7,500	7,532,987
Battalion CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	07/15/34		4,000	3,989,305
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.693%(c)	10/21/37		16,250	16,270,379
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	07/20/34		6,000	5,991,246

A25

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35		10,125	$10,111,816
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34		8,250	8,232,381
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.835%(c)	01/15/34	EUR	5,250	5,677,569
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38		12,000	11,999,856
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.625%(c)	04/20/34		4,540	4,537,730
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A
0.000%(c)	10/15/37	EUR	14,200	15,356,825
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.190%(c)	01/25/37		12,000	11,990,690
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
3.131%(c)	09/15/31	EUR	4,347	4,688,650
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.347%(c)	09/22/34	EUR	2,500	2,705,466
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		15,000	15,030,723
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37		31,000	31,031,257
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.813%(c)	04/20/37		20,000	20,045,872
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.785%(c)	10/15/34	EUR	8,500	9,178,504
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.910%(c)	04/22/37		12,500	12,524,980
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.702%(c)	04/15/34		10,000	9,982,436
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.733%(c)	10/20/31		3,544	$3,544,163
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.134%(c)	05/24/38	EUR	11,500	12,461,175
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	12,250	13,277,528
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.403%(c)	01/26/38	EUR	16,000	17,363,666
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.772%(c)	10/26/34		1,500	1,498,093
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.435%(c)	07/15/31	EUR	7,291	7,872,249
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.356%(c)	10/20/34		4,250	4,239,020
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	10/20/34		4,500	4,498,792
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32		10,343	10,349,381
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.678%(c)	10/16/37		20,100	20,119,061
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38		14,000	13,979,176
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
4.146%(c)	05/15/37	EUR	20,000	21,718,819
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30		2,943	2,940,894
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
6.543%(c)	04/20/37		7,250	7,258,604
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.645%(c)	01/20/38		3,000	3,003,429

A26

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		6,000	$6,000,041
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.385%(c)	01/15/38	EUR	10,500	11,372,371
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	3,250	3,511,934
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.293%(c)	04/20/35		10,250	10,250,084
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.853%(c)	04/17/37		22,000	22,051,841
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.743%(c)	07/18/37		3,250	3,256,999
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.083%(c)	01/20/37		14,750	14,721,004
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.503%(c)	04/25/30	EUR	4,631	5,005,221
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		5,150	5,151,399
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		14,000	13,953,521
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	14,500	15,669,424
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		11,350	11,336,554
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.435%(c)	04/15/37	EUR	12,000	13,035,976
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
5.983%(c)	01/20/35		5,800	5,811,577
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.385%(c)	04/15/37	EUR	10,000	$10,832,880
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	07/20/32		9,802	9,814,420
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
5.854%(c)	04/15/30		228	227,943
				576,705,788
Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	10	7,263
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,064,738
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	417,605
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	419,543
				3,909,149
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	2,000	2,597,417
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.363%(c)	07/15/32	GBP	800	1,034,601
				3,632,018
Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.135%(c)	05/25/33		466	461,378
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.044%(c)	03/20/54		97	97,508
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		759	762,949
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,651	1,672,417
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		75	75,843
				3,070,095

A27

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		428	$419,292
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.814%(cc)	03/25/44		265	264,318

Total Asset-Backed Securities (cost $598,617,302)				597,489,900
Commercial Mortgage-Backed Securities — 0.4%
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,685	1,712,159
Series 2024-05YR8, Class A3
5.884%	08/15/57		1,445	1,504,993
Series 2025-05YR14, Class A3
5.646%	04/15/58		4,900	5,047,000
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,530	2,215,554
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	2,981,336
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,085	3,210,531
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		650	667,965
Series 2024-05C6, Class A3
5.316%	09/15/57		3,400	3,454,462
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
4.809%(c)	11/15/41	CAD	1,700	1,193,668
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,201,296
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		43,316	122,700
Series K055, Class X1, IO
1.326%(cc)	03/25/26		28,182	284,144
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		2,493	2,289,978
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		5,200	1,633,321
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.249%(c)	03/15/39		750	750,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.699%(c)	03/15/39		1,950	1,950,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	$7,796,120
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.933%(c)	03/15/36		300	287,843
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
6.382%(c)	10/15/36		3,542	3,520,359
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.230%(c)	08/17/31	GBP	737	951,393
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.580%(c)	08/17/31	GBP	671	861,836
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class A3
3.920%	06/15/51		1,253	1,226,523
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
6.284%(c)	05/15/31		300	297,404
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.834%(c)	05/15/31		200	198,022
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
7.934%(c)	05/15/31		300	296,662
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,319,483

Total Commercial Mortgage-Backed Securities (cost $58,633,174)				53,974,752
Corporate Bonds — 3.6%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	446,018
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,900	1,875,091
7.125%	06/15/26		628	628,000
7.500%	02/01/29		475	483,312
7.875%	04/15/27		613	615,538
				4,047,959
Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	2,000	2,122,808

A28

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		1,000	$976,230
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	493,378
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		904	898,018
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,632,141
4.625%	04/15/29		360	340,767
				4,340,534
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	405,952
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	530,652
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	624,629
4.950%	05/28/27		720	709,867
5.850%	05/17/27		1,140	1,146,170
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,300	1,385,168
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,826,660
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	675,368
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	2,789,078
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,590,022
				11,277,614
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,125	1,092,363
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		100	100,718
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32(a)		500	453,336
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	$496,534
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,350	3,195,819
				5,338,770
Banks — 0.7%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		1,900	1,918,822
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,500	1,568,050
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	1,260,906
0.500%	05/25/30	EUR	500	477,765
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,807,814
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,400	2,702,817
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,170,191
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,078,160
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300	303,889
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	196,502
4.000%	09/08/27	EUR	1,800	1,994,901
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	664,107
2.687%(ff)	04/22/32		1,700	1,496,356
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	526,876
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		3,210	2,932,699
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,592,649
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300	322,460
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000	2,020,111
5.875%	04/30/29		3,600	3,712,797

A29

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	$929,482
2.572%(ff)	06/03/31		2,705	2,408,877
3.980%(ff)	03/20/30		420	406,811
Sub. Notes
5.827%(ff)	02/13/35		315	313,041
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	632,039
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	2,096,930
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28(a)		1,170	1,126,138
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,288,320
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	275,432
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	683,232
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	978,557
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	430,004
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	499,783
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,639,622
0.875%	12/09/25	GBP	1,000	1,250,091
1.625%	04/07/27	EUR	290	305,872
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	375,898
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,893,340
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	1,040,194
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,563,013
2.615%(ff)	04/22/32		2,550	2,225,464
3.500%	04/01/25		295	295,000
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.335%(ff)	03/19/30		500	508,224
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	896,005
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	420,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.580%(ff)	04/22/32		120	$105,421
5.012%(ff)	01/23/30(a)		1,850	1,869,886
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	137,674
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,291,072
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		3,745	3,775,396
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	651,460
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	937,970
1.593%(ff)	05/04/27		1,455	1,408,874
4.654%(ff)	10/18/30		400	396,785
5.173%(ff)	01/16/30		1,120	1,134,725
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		1,600	1,064,000
3.955%(ff)	03/21/35	EUR	1,300	1,403,286
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,243,881
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	188,776
5.250%(ff)	04/21/34		155	154,947
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	138,378
4.000%	03/14/27	CNH	2,000	281,954
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	62,489
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,372,070
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	298,681
3.337%(ff)	01/21/33		590	511,893
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	690,856
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	215,879
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,468,892
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	701,348
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,269,200
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		1,220	1,177,568

A30

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
US Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	2,850	$3,143,123
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,055,677
3.350%(ff)	03/02/33		995	892,217
				91,274,554
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	685,047
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,100	1,026,224
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		915	919,869
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		430	428,532
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	553,441
4.750%	01/15/28		1,725	1,670,104
				5,283,217
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	711,975
Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,201,147
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	1,447,634
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	889,296
4.625%	06/01/28		585	552,960
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,807,567
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,548,335
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	312,355
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,159,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	$396,066
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,392,072
4.250%	09/25/30	GBP	800	985,605
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	728,476
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,900,440
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	1,464	1,608,985
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	287,182
4.875%	01/15/28(a)		1,450	1,427,176
5.250%	01/15/30(a)		707	694,736
				19,339,189
Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.900%	02/10/30	EUR	3,700	3,963,936
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,904,989
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	825,019
				6,693,944
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,693,194
Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		490	478,647
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.230%(c)	05/31/25^(d)(x)		2,797	2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,373,355
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	325,331
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,298,171
6.000%	01/15/27		915	914,791

A31

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	$674,466
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,923,461
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	300	300,364
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	896,770
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	1,919,101
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	963,135
				13,556,944
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,218,085
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		216	188,310
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,250	1,138,021
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	450,988
5.000%	02/01/31		2,600	2,482,717
5.125%	03/15/28		1,425	1,402,259
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,046,060
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		505	503,839
5.672%	10/20/35		585	584,643
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		930	953,134
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	376,142
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,992	1,770,131
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,568,528
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,247,988
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	$2,595,250
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.761%(c)	07/24/26	EUR	1,900	2,025,605
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	403,597
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,748,044
Gtd. Notes, 144A
3.875%	02/15/32		950	836,018
5.250%	06/15/29		1,550	1,510,581
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	551,284
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	156,649
2.450%	12/02/27		700	656,420
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,459,981
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	2,012,904
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,388,288
2.875%	10/25/25	EUR	2,000	2,160,573
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,445,874
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	111,043
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,163,918
8.000%(ff)	10/15/26(oo)		3,425	3,518,483
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,139,226
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	1,044,671
5.000%	07/31/27		2,500	2,464,581
5.625%	02/15/27		1,000	996,680
				50,320,515
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.500%	03/15/37	EUR	1,600	1,684,132
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	521,431
6.625%	03/15/32		380	385,687

A32

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
7.250%	06/15/28		750	$759,635
				3,350,885
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	1,300	1,416,410
3.700%	08/15/29	EUR	1,300	1,434,748
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,206,594
				4,057,752
Engineering & Construction — 0.0%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,446,847
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,097,537
5.500%	07/31/47		600	493,128
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	773,048
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		305	271,474
				5,082,034
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,148,376
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		515	513,669
7.000%	02/15/30		650	658,051
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	927,050
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,464,048
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,150	762,223
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		460	475,056
				5,948,473
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		400	412,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	$2,100,557
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	2,128,129
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,040	7,208,113
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,303,654
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	489,198
4.375%	01/31/32		500	456,379
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	218,996
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		490	493,110
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,039,042
				16,437,178
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	583,215
5.875%	08/20/26		625	620,198
				1,203,413
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	785,370
3.250%	03/08/34	EUR	2,000	2,090,289
3.375%	03/08/29	EUR	1,200	1,309,887
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,518,383
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	2,700	2,995,301
3.875%	10/15/36	EUR	2,400	2,621,616
				12,320,846
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,175,108
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,203,394
4.375%	01/15/30		1,225	1,148,933

A33

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
6.750%	05/15/31		1,150	$1,166,983
				4,694,418
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		3,975	3,977,597
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	971,262
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	122,520
7.250%	10/15/29(a)		1,600	1,571,461
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	1,746,200
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,077,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,853,406
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	942,268
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	557,921
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,258,169
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,344,457
				17,444,664
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	1,457	1,606,001
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		335	326,517
6.625%	05/15/32		170	165,569
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,511,765
				2,003,851
Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,800	1,830,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		2,400	$2,439,943
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,381,966
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,076,618
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	426,462
				7,154,989
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		350	348,904
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	262,936
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,066,645
				2,329,581
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		565	553,301
7.375%	05/01/33		375	359,728
				913,029
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		75	74,813
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		100	98,156
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		900	896,796
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		950	949,952
5.500%	04/01/28		25	24,899
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,467,625
				3,512,241
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	217,997

A34

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	$1,735,879
6.500%	04/15/32(a)		1,120	1,098,723
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,000	993,850
				4,046,449
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	233,598
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	854,327
				1,087,925
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,200	1,043,306
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	815,470
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	509,213
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)		1,060	756,932
4.125%	12/01/30(x)		350	253,737
5.375%	02/01/28(x)		575	490,476
5.500%	04/15/27(x)		2,200	2,036,263
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)		1,000	493,366
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,950,588
7.375%	07/01/28		425	302,258
7.750%	07/01/26		650	561,464
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,318,932
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,069,723
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,335,684
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,787,131
				16,724,543
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	$912,298
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,162,685
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	665,645
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	201,784
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		260	262,603
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	895,360
				4,100,375
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	1,974,367
3.375%	05/17/32	EUR	1,400	1,511,473
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,200	2,343,796
				5,829,636
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,130,552
4.750%	04/16/29	GBP	1,000	1,285,982
5.000%	01/24/29		700	712,334
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,141,576
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	902,490
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	734,282
				5,907,216
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	196,670
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	154,410
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)		359	356,756

A35

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	$776,679
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	118,061
3.750%	02/15/52		105	72,044
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	464,870
8.625%	11/01/30		225	232,138
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	638,340
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,768,638
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,200,860
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	411,080
6.000%	02/01/31		425	397,134
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,398,320
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,700,641
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,171,294
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	400	504,439
6.625%	01/16/34	GBP	1,000	1,252,216
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,700	2,766,236
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		1,000	854,000
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	1,224,105
				19,658,931
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,545,356
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,290	1,308,803
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		600	603,927
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,725	$1,762,743
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		350	353,500
				5,574,329
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		725	710,794
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		50	36,438
5.000%	02/15/29		150	96,070
5.250%	01/30/30		625	370,312
5.250%	02/15/31		875	497,919
6.250%	02/15/29		2,365	1,582,303
7.000%	01/15/28		400	310,000
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		650	522,437
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,183,880
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	1,600	1,727,910
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	350,487
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		475	414,543
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	653,399
				9,456,492
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		1,580	1,572,036
6.625%	02/01/32		450	457,671
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	562,888
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,824,385
Sr. Unsec’d. Notes
4.950%	06/15/28		800	805,350
5.000%	05/15/50		225	189,308
6.250%	04/15/49		145	143,813
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	650,653

A36

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	$52,819
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	811,954
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		400	412,063
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		505	514,665
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,901,523
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	199,190
4.125%	08/15/31		165	149,907
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,505	1,424,430
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	337,929
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44		535	504,583
				16,515,167
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,363,435
1.000%	05/04/28	EUR	1,400	1,404,386
1.625%	04/20/30	EUR	400	383,905
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	829,746
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	3,200,241
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,040,005
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	218,972
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	2,002,222
				10,442,912
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	$231,884
4.050%	07/01/30		575	550,120
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	954,763
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	85,235
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,579,212
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	501,171
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	101,906
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	800	913,283
5.000%	10/15/29	GBP	1,800	2,291,575
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,270	1,268,146
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,225	2,029,377
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,667,924
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,106	2,238,453
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,398,588
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,915,543
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,271,631
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	1,863,393
				21,862,204
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	977,993
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	829,232

A37

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		645	$664,717
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		1,425	1,508,123
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		1,700	1,886,623
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	476,494
12.000%	11/30/28		300	331,572
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		2,600	2,396,346
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,218,909
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	595,598
				10,885,607
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	623,580
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,614,765
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	900	799,994
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27		3,775	3,775,496
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,033,909
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		475	480,567
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		50	42,369
10.000%	10/15/32		975	973,406
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		3,195	3,535,181
10.500%	05/15/30		250	269,596
10.750%	12/15/30		1,000	1,105,332
11.000%	11/15/29		3,035	3,385,875
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	231,752
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		1,131	$997,045
2.625%	02/15/29		2,800	2,595,589
5.125%	05/15/32		820	825,225
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	276,961
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	1,969,350
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	336,234
				25,248,646
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	983,707
Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	861,596
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,432,099
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	1,000	914,565
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	951,657
1.000%	09/17/34	EUR	100	85,697
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	194,504
0.400%	12/19/36	EUR	457	410,588
1.875%	05/25/32	EUR	1,000	977,506
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	500	416,911
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,470,943
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	800	822,536
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		655	629,969
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	205,175
7.125%	02/01/32		455	466,719
				9,840,465

A38

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		1,475	$1,492,925

Total Corporate Bonds (cost $494,649,423)				480,486,134
Floating Rate and Other Loans — 0.2%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		550	542,094
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		225	202,084
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.819%(c)	01/18/28		496	481,316
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		316	309,528
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.855%(c)	02/07/28	EUR	5,704	6,157,910
Peer Holding III BV (Netherlands),
Term B-6 Loan
—%(p)	07/01/31		4,875	5,259,256
				11,417,166
Telecommunications — 0.1%
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%
6.119%(c)	07/17/29	EUR	6,200	6,676,124

Total Floating Rate and Other Loans (cost $19,401,896)				19,628,312
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.740%(c)	09/25/31		34	33,549
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.959%(c)	10/18/42		700	698,688
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.440%(c)	10/25/41		400	406,624
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.490%(c)	12/25/41		500	511,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.590%(c)	03/25/42	220	$238,236
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42	180	191,138
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.340%(c)	09/26/33	270	270,530
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.640%(c)	11/25/41	90	92,702
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	11/25/41	90	90,338
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.827%(s)	11/25/53	1,154	909,897
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.340%(c)	11/25/50	2,075	2,304,648
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.990%(c)	01/25/34	120	120,360
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	11/25/41	250	251,087
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41	830	834,673
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41	700	706,125
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.740%(c)	02/25/42	300	305,162
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.240%(c)	04/25/42	580	596,249
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	05/25/42	200	207,683
Freddie Mac REMIC,
Series 5323, Class AO
1.938%(s)	07/25/53	4,256	3,358,076
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.140%(c)	01/25/34	243	245,408
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
5.255%(c)	05/25/36	54	49,519

A39

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,157	$1,045,979
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.240%(c)	04/25/34		749	757,986

Total Residential Mortgage-Backed Securities (cost $13,552,767)				14,225,998
Sovereign Bonds — 1.2%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,000	1,055,227
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	522,994
1.250%	05/06/31	EUR	1,000	952,590
1.700%	10/13/41	EUR	1,000	708,952
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	540,365
4.690%	10/28/34	EUR	350	390,944
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	380,346
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,612,763
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	1,000	930,496
3.375%	11/25/32	EUR	900	978,184
3.375%	05/25/34	EUR	1,300	1,392,937
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,802	5,743,683
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	496,344
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,283,847
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	3,000	3,405,089
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,700,998
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	218,260
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	637,106
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	234,786
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	$5,099,897
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	277,759
1.500%	06/17/31	EUR	6,100	6,023,733
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,240,496
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	804,404
French Republic Government Bond OAT (France),
Bonds, 144A, Series OAT
1.250%	05/25/38	EUR	1,750	1,419,828
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	7,769,252
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	70,519
3.300%	06/07/33	CNH	3,000	439,381
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,200	1,266,419
Sr. Unsec’d. Notes, Series 12YR
1.625%	04/28/32	EUR	2,800	2,565,440
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,893,454
0.625%	06/03/26	EUR	675	715,007
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,594,282
1.100%	03/12/33	EUR	2,000	1,724,674
1.300%	03/23/34	EUR	2,000	1,705,394
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	514,380
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,559,232
6.875%	10/21/34	GBP	500	700,355
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	383,722
Sr. Unsec’d. Notes, Series 11YR
3.850%	02/01/35	EUR	75	81,669
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,475	1,470,115
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	782,861
Sr. Unsec’d. Notes, Series 26YR, 144A
3.350%	03/01/35	EUR	250	261,746
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	229,902

A40

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	$834,121
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	265,109
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	386,703
0.000%	03/17/31	EUR	1,077	965,444
0.375%	10/07/26	EUR	1,239	1,293,483
3.500%	01/17/28	EUR	3,000	3,313,547
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,199,023
2.125%	10/22/35	EUR	300	278,875
4.125%	04/25/28	EUR	195	219,551
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	900	1,044,367
Malta Government Bond (Malta),
Bonds, Series 16YR
1.200%	05/13/37	EUR	1,000	774,566
Bonds, Series I
1.000%	04/23/31	EUR	1,000	920,897
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,109,647
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	1,903,088
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,325,888
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	632,670
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,038,521
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	1,959,856
1.200%	04/28/33	EUR	3,347	2,933,290
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	283,503
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	299,075
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	926,378
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,099	1,081,715
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	$2,452,556
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	331,247
5.200%	07/31/34	EUR	1,200	1,417,009
5.250%	12/07/34	GBP	777	925,713
5.345%	01/27/48	EUR	1,000	1,130,943
6.000%	08/04/28	GBP	12,470	16,471,683
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/17/49(a)		1,000	737,341
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29		200	185,799
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,550	1,605,384
Sr. Unsec’d. Notes, Series 30YR
3.875%	05/06/51		600	418,791
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,410,639
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,514,292
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,532,894
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,352,920
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,097,790
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	563,570
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	157,035
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	103,247
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	92,190
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,459,335
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	2,205,500
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	2,000	1,826,687
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,130,296
1.200%	10/31/40	EUR	6,785	5,125,219
2.350%	07/30/33	EUR	3,375	3,436,344

A41

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	$816,814

Total Sovereign Bonds (cost $178,067,461)				155,270,387
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,137,826
Federal National Mortgage Assoc.
1.022%(s)	11/15/30		245	191,451
6.625%	11/15/30		1,475	1,661,773
Tennessee Valley Authority Generic Strips
2.897%(s)	03/15/33		461	317,170
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		958	928,350

Total U.S. Government Agency Obligations (cost $4,516,752)				4,236,570
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)		44,140	24,021,816
2.000%	11/15/41		1,230	863,883
2.250%	08/15/49		6,620	4,268,866
2.375%	11/15/49		3,420	2,262,009
2.375%	05/15/51(k)		8,340	5,453,578
2.500%	02/15/45		2,125	1,531,328
3.000%	11/15/44(h)(k)		18,580	14,634,653
3.375%	11/15/48(h)(k)		6,895	5,595,723
4.000%	11/15/42		7,675	7,159,336
4.125%	08/15/44(h)		24,575	23,027,543
4.625%	11/15/44		525	525,738
4.750%	11/15/43		18,820	19,228,747
U.S. Treasury Notes
0.375%	07/31/27		22,000	20,286,406
2.875%	08/15/28		4,055	3,923,846
3.500%	09/30/26		1,855	1,842,682
3.500%	09/30/29		3,425	3,362,922
3.500%	01/31/30		1,130	1,107,577
3.875%	11/30/27		3,945	3,942,843
3.875%	11/30/29		105	104,672
3.875%	08/15/34(h)		34,905	34,021,467
4.125%	10/31/26(k)		17,385	17,429,821
4.375%	12/15/26		1,355	1,364,580
4.375%	01/31/32(h)		11,975	12,186,434
4.500%	11/15/33(h)		11,960	12,247,788
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26		5,000	4,782,339
1.359%(s)	08/15/40(h)(k)		20,555	9,992,933
1.364%(s)	11/15/41(h)(k)		21,025	9,547,093
1.851%(s)	11/15/40		2,700	1,295,496
4.327%(s)	08/15/43		1,475	611,312
4.500%(s)	05/15/46		1,240	448,854
4.652%(s)	05/15/49(k)		7,500	2,347,163
4.663%(s)	02/15/50		975	295,222
4.734%(s)	11/15/43		645	264,003
4.853%(s)	02/15/43		9,560	4,059,177
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.928%(s)	11/15/45	335	$124,263
4.991%(s)	11/15/42(k)	7,730	3,327,013
5.174%(s)	02/15/40	1,000	500,626
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	295	95,499

Total U.S. Treasury Obligations (cost $275,559,553)			258,085,251

Total Long-Term Investments (cost $10,826,703,479)			11,770,850,337

	Shares
Short-Term Investments — 12.0%
Affiliated Mutual Funds — 10.6%
PGIM Core Ultra Short Bond Fund(wa)	1,211,084,817	1,211,084,817
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $189,369,625; includes $188,679,307 of cash collateral for securities on loan)(b)(wa)	189,483,948	189,370,258

Total Affiliated Mutual Funds (cost $1,400,454,442)		1,400,455,075

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 1.2%
U.S. Treasury Bills
4.268%	05/08/25	22,000	21,904,242
4.217%	06/17/25(k)	96,810	95,946,647
4.699%	07/10/25(k)	40,000	39,535,000

Total U.S. Treasury Obligations (cost $157,349,625)				157,385,889

Options Purchased*~ — 0.2%
(cost $24,174,420)	20,493,814

Total Short-Term Investments (cost $1,581,978,487)	1,578,334,778

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $12,408,681,966)	13,349,185,115

Options Written*~ — (0.0)%
(premiums received $1,163,024)	(1,326,413)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $12,407,518,942)	13,347,858,702

Liabilities in excess of other assets(z) — (1.3)%	(176,189,918)

Net Assets — 100.0%	$13,171,668,784

A42

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
AONIA	Australian Overnight Index Average
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUREX	European Exchange
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

A43

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,363 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,155,392; cash collateral of $188,679,307 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20	$1,060,000	$756,932	0.0%
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	223,125	253,737	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	432,688	490,476	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	04/04/23	1,845,250	2,036,263	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	06/04/24	435,000	493,366	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/25^(d)	05/18/21	2,797,025	2,489,352	0.0
Total		$6,793,088	$6,520,126	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		75		8	$9,746,159
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		95		10	10,298,837
Total Exchange Traded (cost $23,871,286)								$20,044,996

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	1,656	$1
A44

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	1,656	$24
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,693	72
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,693	72
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	6,772	12,662
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		841	6
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		1,677	6
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		1,652	73
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		9,843	35,560
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		1,677	26
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		1,677	18
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		1,645	38
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		1,669	48
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		5,728	23,101
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		1,686	3
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		1,644	40
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		1,700	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		1,686	7
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		1,666	83
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		1,645	102
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		819	179
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		1,645	999
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		1,150	841
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		1,670	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		2,503	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		1,013	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		1,670	83,783
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		1,649	13
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		1,644	14
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		5,099	60
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		3,044	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		9,843	176
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		1,505	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		1,669	1,168
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		8,973	602
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,485	167
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		1,650	19
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		1,641	13
Total OTC Traded (cost $201,915)									$159,976

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	9,225	$7,186
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	2,445	1,905
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	5,655	30,164
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	1,500	8,001
A45

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		3,680	$24,075
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		975	6,378
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		2,790	39,492
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		740	10,475
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		9,225	1,107
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		2,445	293
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY	751,000	15,573
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY	751,000	1,265
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		7,420	25,324
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		1,970	6,723
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		9,785	5,107
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		2,895	1,511
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		6,690	24,298
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		1,775	6,447
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		6,690	3,307
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		1,775	877
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)		24,200	34,667
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)		24,200	34,667
Total OTC Swaptions (cost $101,219)									$288,842
Total Options Purchased (cost $24,174,420)									$20,493,814
A46

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		49		123	$(45,325)
3 Month SOFR	Call	12/12/25	$96.25		13		33	(12,025)
3 Month SOFR	Put	12/12/25	$96.25		49		123	(30,319)
3 Month SOFR	Put	12/12/25	$96.25		13		33	(8,044)
Total Exchange Traded (premiums received $94,841)								$(95,713)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	1,656	$(2,929)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	1,656	(7,140)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,693	(30,946)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,693	(30,946)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	6,772	(3,296)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		841	(1,122)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		1,677	(1,482)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		1,652	(8,690)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,677	(8,041)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,677	(8,041)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		1,645	(18,058)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		1,669	(25,786)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		1,686	(18,929)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		1,644	(29,094)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		1,686	(9,138)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		1,666	(16,003)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		1,645	(26,916)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		819	(6,193)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		1,645	(27,080)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		1,150	(23,193)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		1,670	(83,783)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		1,649	(6,865)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		1,644	(17,180)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		5,099	(286,676)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		9,843	(49,906)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		1,505	(43,850)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		5,728	(81,623)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		1,650	(8,082)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		1,641	(20,014)
Total OTC Traded (premiums received $865,666)									$(901,002)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	9,225	$(15,380)
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	2,445	(4,076)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	11,310	(31,419)
A47

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)		3,000	$(8,334)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		3,680	(10,422)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		975	(2,761)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		3,680	(14,713)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		975	(3,898)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		5,580	(39,819)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		1,480	(10,561)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)		24,200	(3,058)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)		24,200	(3,058)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		9,225	(4,196)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		2,445	(1,112)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY	1,502,000	(9,291)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		14,840	(22,716)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		3,940	(6,031)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		19,380	(3,040)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		5,730	(899)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		13,380	(18,561)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		3,550	(4,925)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY. 43.V1(Q)		4,220	(9,902)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)		4,870	(21,690)
A48

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	24,010	$(16,639)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	6,000	(4,158)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	23,710	(12,436)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	24,200	(6,245)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	24,200	(6,245)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	23,910	(15,112)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)	23,670	(19,001)
Total OTC Swaptions (premiums received $202,517)								$(329,698)
Total Options Written (premiums received $1,163,024)								$(1,326,413)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
71	3 Month EuroSTR (EUREX)	Jun. 2025	$18,747,796	$4,761
84	3 Month EuroSTR (CME)	Jun. 2025	22,189,574	14,607
828	2 Year U.S. Treasury Notes	Jun. 2025	171,538,313	680,921
2,743	5 Year U.S. Treasury Notes	Jun. 2025	296,672,594	3,512,548
1,437	10 Year U.S. Treasury Notes	Jun. 2025	159,821,344	2,372,575
538	10 Year U.S. Ultra Treasury Notes	Jun. 2025	61,399,250	353,265
986	20 Year U.S. Treasury Bonds	Jun. 2025	115,639,313	1,897,031
65	30 Year Euro Buxl	Jun. 2025	8,382,129	(701,498)
246	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	30,073,500	218,425
931	Mini MSCI EAFE Index	Jun. 2025	112,478,765	(3,115,220)
30	Mini MSCI Emerging Markets Index	Jun. 2025	1,666,200	(50,634)
48	Russell 2000 E-Mini Index	Jun. 2025	4,865,040	(81,567)
3,192	S&P 500 E-Mini Index	Jun. 2025	902,258,700	(5,273,058)
				(167,844)
Short Positions:
209	3 Month CME SOFR	Jun. 2025	49,996,719	7,478
38	2 Year U.S. Treasury Notes	Jun. 2025	7,872,531	(15,801)
112	5 Year Euro-Bobl	Jun. 2025	14,265,029	135,663
132	10 Year Euro-Bund	Jun. 2025	18,388,112	503,723
263	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	32,151,750	(663,285)
319	British Pound Currency	Jun. 2025	25,741,306	(402,939)
113	Canadian Dollar Currency	Jun. 2025	7,890,790	(6,564)
1,522	Euro Currency	Jun. 2025	206,649,550	(5,764,755)
59	Euro Schatz Index	Jun. 2025	6,823,376	6,651
7	S&P 500 E-Mini Index	Jun. 2025	1,978,638	13,460
				(6,186,369)
				$(6,354,213)
A49

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/25	HSBC	AUD	697	$433,467	$435,902	$2,435	$—
Brazilian Real,
Expiring 04/02/25	CITI	BRL	3,213	555,982	562,741	6,759	—
Expiring 04/02/25	GSI	BRL	46,840	8,120,477	8,204,407	83,930	—
Expiring 04/02/25	MSI	BRL	12,555	2,163,000	2,199,124	36,124	—
Expiring 05/05/25	GSI	BRL	59,757	10,413,932	10,403,418	—	(10,514)
Expiring 05/05/25	GSI	BRL	3,232	563,304	562,735	—	(569)
British Pound,
Expiring 04/22/25	CITI	GBP	1,664	2,157,560	2,148,888	—	(8,672)
Expiring 04/22/25	JPM	GBP	461	573,002	595,271	22,269	—
Expiring 04/22/25	UAG	GBP	284	352,867	366,863	13,996	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	783,243	822,000	824,383	2,383	—
Chinese Renminbi,
Expiring 06/18/25	GSI	CNH	5,304	733,861	733,918	57	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	16,325,460	3,925,711	3,862,459	—	(63,252)
Expiring 06/18/25	TD	COP	7,386,718	1,770,000	1,747,632	—	(22,368)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	46,397	1,931,000	2,010,927	79,927	—
Expiring 04/22/25	BARC	CZK	40,813	1,776,001	1,768,896	—	(7,105)
Euro,
Expiring 04/22/25	BNP	EUR	607	655,948	657,340	1,392	—
Expiring 04/22/25	BOA	EUR	994	1,085,000	1,075,561	—	(9,439)
Expiring 04/22/25	CITI	EUR	3,054	3,182,499	3,305,851	123,352	—
Expiring 04/22/25	CITI	EUR	1,443	1,505,120	1,562,161	57,041	—
Expiring 04/22/25	CITI	EUR	1,440	1,502,598	1,558,913	56,315	—
Expiring 04/22/25	CITI	EUR	1,437	1,494,000	1,555,756	61,756	—
Expiring 04/22/25	CITI	EUR	1,433	1,494,000	1,550,886	56,886	—
Expiring 04/22/25	CITI	EUR	736	759,066	796,777	37,711	—
Expiring 04/22/25	CITI	EUR	523	551,000	566,033	15,033	—
Expiring 04/22/25	DB	EUR	1,008	1,095,000	1,091,742	—	(3,258)
Expiring 04/22/25	DB	EUR	755	819,001	817,823	—	(1,178)
Expiring 04/22/25	JPM	EUR	527	548,639	570,037	21,398	—
Expiring 04/22/25	MSI	EUR	1,970	2,130,631	2,133,059	2,428	—
Expiring 04/22/25	MSI	EUR	1,061	1,119,000	1,148,178	29,178	—
Expiring 04/22/25	MSI	EUR	943	993,197	1,020,736	27,539	—
Expiring 04/22/25	MSI	EUR	727	756,064	787,034	30,970	—
Expiring 04/22/25	MSI	EUR	657	691,162	711,212	20,050	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	688,409	1,794,000	1,845,868	51,868	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	854,755	9,761,821	9,942,709	180,888	—
Expiring 06/18/25	JPM	INR	523,882	5,953,509	6,093,919	140,410	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	20,877,738	1,281,000	1,251,810	—	(29,190)
Expiring 06/18/25	BOA	IDR	102,585,000	6,247,183	6,134,585	—	(112,598)
Expiring 06/18/25	HSBC	IDR	35,987,406	2,184,000	2,152,048	—	(31,952)
Israeli Shekel,
Expiring 06/18/25	BARC	ILS	4,083	1,122,900	1,100,159	—	(22,741)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	394,647	2,655,000	2,637,639	—	(17,361)
Expiring 04/22/25	CITI	JPY	118,957	798,470	795,057	—	(3,413)
Expiring 04/22/25	MSI	JPY	782,837	5,054,598	5,232,129	177,531	—
Expiring 04/22/25	MSI	JPY	391,667	2,629,500	2,617,722	—	(11,778)
A50

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/18/25	BNP	MXN	41,683	$2,048,000	$2,015,591	$—	$(32,409)
Expiring 06/18/25	CITI	MXN	54,377	2,638,835	2,629,436	—	(9,399)
New Zealand Dollar,
Expiring 04/22/25	MSI	NZD	333	186,900	188,943	2,043	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	8,127	2,202,000	2,207,862	5,862	—
Expiring 06/18/25	CITI	PEN	7,442	2,028,962	2,021,686	—	(7,276)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	313,525	5,470,397	5,465,629	—	(4,768)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	1,066	253,765	275,054	21,289	—
Expiring 04/22/25	MSI	PLN	7,841	1,935,000	2,022,807	87,807	—
Expiring 04/22/25	UAG	PLN	7,299	1,821,000	1,882,997	61,997	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	62,101	3,373,951	3,365,580	—	(8,371)
South Korean Won,
Expiring 06/18/25	BNP	KRW	407,381	283,260	277,519	—	(5,741)
Thai Baht,
Expiring 06/18/25	MSI	THB	12,639	375,574	374,645	—	(929)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	4,312	114,477	111,096	—	(3,381)
Expiring 04/24/25	BARC	TRY	58,332	1,538,238	1,486,640	—	(51,598)
Expiring 04/24/25	BARC	TRY	58,332	1,542,305	1,486,640	—	(55,665)
Expiring 04/30/25	HSBC	TRY	57,681	1,455,494	1,458,350	2,856	—
Expiring 04/30/25	HSBC	TRY	36,346	904,905	918,920	14,015	—
Expiring 04/30/25	HSBC	TRY	36,342	905,269	918,832	13,563	—
Expiring 04/30/25	HSBC	TRY	36,048	903,039	911,409	8,370	—
				$126,137,441	$127,159,944	1,557,428	(534,925)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/25	CITI	AUD	3,852	$2,440,454	$2,407,395	$33,059	$—
Brazilian Real,
Expiring 04/02/25	GSI	BRL	59,395	10,409,169	10,403,531	5,638	—
Expiring 04/02/25	GSI	BRL	3,213	563,046	562,741	305	—
British Pound,
Expiring 04/22/25	BARC	GBP	12,857	15,807,809	16,607,660	—	(799,851)
Expiring 04/22/25	CITI	GBP	4,163	5,398,520	5,376,821	21,699	—
Expiring 04/22/25	MSI	GBP	2,775	3,428,282	3,584,729	—	(156,447)
Canadian Dollar,
Expiring 04/22/25	CITI	CAD	892	624,183	620,854	3,329	—
Expiring 04/22/25	HSBC	CAD	1,318	917,148	917,169	—	(21)
Expiring 04/22/25	MSI	CAD	3,419	2,393,941	2,378,757	15,184	—
Chilean Peso,
Expiring 06/18/25	BOA	CLP	762,510	823,000	802,560	20,440	—
Expiring 06/18/25	CITI	CLP	1,422,293	1,528,017	1,497,000	31,017	—
Expiring 06/18/25	DB	CLP	764,240	820,000	804,382	15,618	—
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	115,183	15,964,823	15,938,464	26,359	—
Expiring 06/18/25	JPM	CNH	78,939	10,941,250	10,923,185	18,065	—
A51

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/18/25	DB	COP	3,471,856	$819,000	$821,410	$—	$(2,410)
Czech Koruna,
Expiring 04/22/25	CITI	CZK	416	18,130	18,017	113	—
Expiring 04/22/25	UAG	CZK	218,629	8,861,648	9,475,794	—	(614,146)
Euro,
Expiring 04/22/25	BARC	EUR	44,711	46,319,421	48,403,006	—	(2,083,585)
Expiring 04/22/25	BARC	EUR	9,006	9,330,124	9,749,821	—	(419,697)
Expiring 04/22/25	BNP	EUR	14,161	15,430,084	15,329,881	100,203	—
Expiring 04/22/25	BNP	EUR	3,137	3,441,160	3,396,183	44,977	—
Expiring 04/22/25	BNY	EUR	922	973,457	997,653	—	(24,196)
Expiring 04/22/25	BOA	EUR	1,590	1,668,627	1,721,341	—	(52,714)
Expiring 04/22/25	CITI	EUR	3,251	3,548,695	3,519,966	28,729	—
Expiring 04/22/25	CITI	EUR	2,776	3,029,643	3,005,116	24,527	—
Expiring 04/22/25	CITI	EUR	1,443	1,510,110	1,562,161	—	(52,051)
Expiring 04/22/25	CITI	EUR	1,440	1,508,352	1,558,912	—	(50,560)
Expiring 04/22/25	CITI	EUR	1,433	1,497,643	1,551,335	—	(53,692)
Expiring 04/22/25	CITI	EUR	1,426	1,494,000	1,543,220	—	(49,220)
Expiring 04/22/25	CITI	EUR	736	761,620	796,777	—	(35,157)
Expiring 04/22/25	CITI	EUR	727	756,669	787,035	—	(30,366)
Expiring 04/22/25	CITI	EUR	413	439,850	447,030	—	(7,180)
Expiring 04/22/25	GSI	EUR	3,155	3,309,000	3,415,966	—	(106,966)
Expiring 04/22/25	HSBC	EUR	335	344,464	362,755	—	(18,291)
Expiring 04/22/25	JPM	EUR	3,032	3,196,253	3,282,327	—	(86,074)
Expiring 04/22/25	JPM	EUR	1,539	1,600,260	1,666,606	—	(66,346)
Expiring 04/22/25	JPM	EUR	1,297	1,356,790	1,404,017	—	(47,227)
Expiring 04/22/25	JPM	EUR	1,070	1,127,505	1,157,868	—	(30,363)
Expiring 04/22/25	JPM	EUR	119	125,324	128,789	—	(3,465)
Expiring 04/22/25	MSI	EUR	3,151	3,303,500	3,411,420	—	(107,920)
Expiring 04/22/25	MSI	EUR	2,414	2,609,556	2,612,933	—	(3,377)
Expiring 04/22/25	MSI	EUR	1,447	1,507,292	1,567,029	—	(59,737)
Expiring 04/22/25	MSI	EUR	1,427	1,493,481	1,544,718	—	(51,237)
Expiring 04/22/25	MSI	EUR	1,145	1,197,539	1,239,958	—	(42,419)
Expiring 04/22/25	MSI	EUR	906	937,952	980,690	—	(42,738)
Expiring 04/22/25	SSB	EUR	44,711	45,846,046	48,403,078	—	(2,557,032)
Expiring 04/22/25	SSB	EUR	7,211	7,394,376	7,806,792	—	(412,416)
Expiring 04/22/25	SSB	EUR	2,149	2,250,373	2,326,219	—	(75,846)
Expiring 04/22/25	SSB	EUR	1,986	2,085,503	2,149,997	—	(64,494)
Expiring 04/22/25	UAG	EUR	44,711	46,281,173	48,403,078	—	(2,121,905)
Expiring 04/22/25	UAG	EUR	7,211	7,464,556	7,806,792	—	(342,236)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	864,784	2,143,845	2,318,792	—	(174,947)
Indian Rupee,
Expiring 06/18/25	MSI	INR	264,785	3,012,000	3,080,040	—	(68,040)
Expiring 06/18/25	MSI	INR	216,484	2,473,000	2,518,192	—	(45,192)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	20,877,738	1,281,000	1,251,810	29,190	—
Expiring 06/18/25	JPM	IDR	18,513,702	1,120,277	1,107,120	13,157	—
Israeli Shekel,
Expiring 06/18/25	CITI	ILS	4,347	1,188,133	1,171,249	16,884	—
Japanese Yen,
Expiring 04/18/25	MSI	JPY	502,125	3,365,113	3,354,462	10,651	—
Expiring 04/22/25	CITI	JPY	929,132	6,218,049	6,209,896	8,153	—
Expiring 04/22/25	CITI	JPY	106,594	719,000	712,425	6,575	—
Expiring 04/22/25	DB	JPY	102,624	702,000	685,893	16,107	—
Expiring 04/22/25	MSI	JPY	168,521	1,140,000	1,126,314	13,686	—
A52

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/18/25	CITI	MXN	4,013	$194,744	$194,050	$694	$—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	86,467	2,639,000	2,614,345	24,655	—
Expiring 06/18/25	HSBC	TWD	381,095	11,681,063	11,522,485	158,578	—
Expiring 06/18/25	HSBC	TWD	93,927	2,865,000	2,839,905	25,095	—
Expiring 06/18/25	MSI	TWD	82,069	2,517,000	2,481,384	35,616	—
Polish Zloty,
Expiring 04/22/25	CITI	PLN	749	194,795	193,229	1,566	—
Expiring 04/22/25	GSI	PLN	13,714	3,264,152	3,537,988	—	(273,836)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	9,640	7,278,675	7,204,475	74,200	—
Expiring 06/18/25	BOA	SGD	3,355	2,524,000	2,507,362	16,638	—
South Korean Won,
Expiring 06/18/25	BNP	KRW	9,266,786	6,443,367	6,312,783	130,584	—
Expiring 06/18/25	BNY	KRW	9,266,786	6,439,875	6,312,783	127,092	—
Thai Baht,
Expiring 06/18/25	CITI	THB	88,745	2,619,000	2,630,532	—	(11,532)
Expiring 06/18/25	HSBC	THB	246,240	7,316,051	7,298,930	17,121	—
				$386,237,957	$396,367,382	1,115,504	(11,244,929)
						$2,672,932	$(11,779,854)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$101,716	$14	$101,702	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	22,679	14	22,665	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(13,904)	14	(13,918)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	97,977	14	97,963	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(16,245)	21	(16,266)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	87,959	62	87,897	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	22,183	14	22,169	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	4,444	14	4,430	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(17,073)	35	(17,108)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(49,789)	62	(49,851)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	171,337	14	171,323	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(28,365)	41	(28,406)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	99,068	48	99,020	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(4,784)	55	(4,839)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	63,343	14	63,329	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	26,633	14	26,619	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(3,623)	21	(3,644)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(8,346)	21	(8,367)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	128,886	62	128,824	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	211,757	62	211,695	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	3,457	14	3,443	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	36,876	62	36,814	MSI
				$936,186	$692	$935,494

A53

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.846%	$(945,007)	$(5,662)	$(939,345)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(33,087)	$(13,256)	$(19,831)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(34,558)	(11,562)	(22,996)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	38,224	58,000	(19,776)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(7,635)	12,444	(20,079)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(11,229)	(8,356)	(2,873)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	87,760	247,380	(159,620)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	56,786	156,653	(99,867)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	285	37	(36)	73	BARC
					$96,298	$441,267	$(344,969)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	1,640	0.036%	$(429)	$(585)	$156	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,775	0.066%	4,282	3,734	548	BARC
People’s Republic of China	06/20/29	1.000%(Q)	3,070	0.456%	66,180	32,220	33,960	JPM
Republic of Estonia	12/20/26	1.000%(Q)	450	0.272%	5,642	1,467	4,175	JPM
Republic of France	06/20/34	0.250%(Q)	1,600	0.657%	(49,560)	(32,520)	(17,040)	CITI
Republic of France	12/20/34	0.250%(Q)	4,270	0.680%	(145,509)	(142,024)	(3,485)	BOA
Republic of France	12/20/34	0.250%(Q)	3,975	0.680%	(135,457)	(92,606)	(42,851)	BOA
Republic of Italy	06/20/25	1.000%(Q)	3,110	0.085%	7,367	6,538	829	BARC
Republic of Italy	12/20/34	1.000%(Q)	285	1.058%	(1,192)	(1,722)	530	CITI
Republic of Italy	12/20/34	1.000%(Q)	285	1.058%	(1,192)	(1,722)	530	CITI
Republic of Panama	12/20/26	1.000%(Q)	1,430	1.142%	(2,893)	1,417	(4,310)	CITI
					$(252,761)	$(225,803)	$(26,958)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	42,564	$(796,908)	$(782,774)	$14,134
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	16,479	(306,385)	(303,058)	3,327
				$(1,103,293)	$(1,085,832)	$17,461

A54

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	7,420	3.771%	$436,883	$394,947	$(41,936)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	1,930	*	$(38,294)	$(24,724)	$(13,570)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	2,500	*	(9,698)	2,988	(12,686)	GSI
					$(47,992)	$(21,736)	$(26,256)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A55

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	146,400	04/02/25	4.143%(T)	1 Day AONIA(1)(T)/ 4.090%	$—	$(4,670)	$(4,670)
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.296%	(89,510)	(79,857)	9,653
AUD	8,535	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.296%	—	(755,401)	(755,401)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.296%	(226,182)	(217,194)	8,988
AUD	3,030	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/ 4.296%	—	20,943	20,943
BRL	24,033	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(514,532)	(514,532)
BRL	13,052	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(252,053)	(252,053)
BRL	16,960	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(492,985)	(492,985)
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 2.770%	43,994	(107,530)	(151,524)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.770%	(2,209)	32,728	34,937
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.770%	27,810	(82,988)	(110,798)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 2.770%	(28,984)	(66,303)	(37,319)
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.770%	(100,126)	168,804	268,930
CAD	1,535	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.770%	54,938	77,003	22,065
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 2.770%	(7,880)	35,458	43,338
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.770%	(193)	8,007	8,200
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 0.206%	(3,585)	(116,134)	(112,549)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.206%	—	123,259	123,259
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.206%	(15,913)	(27,847)	(11,934)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.206%	—	(37,951)	(37,951)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(26,474)	(26,474)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(254)	807,754	808,008
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.490%	—	(1,816)	(1,816)
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	41,894	41,894
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	78,555	78,555
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	734,561	734,561
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	62,659	62,659
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	179,773	557,747	377,974
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	82,212	82,212
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	926,163	1,060,089	133,926
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	62,897	62,897
CNH	28,045	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(16,200)	(18,614)	(2,414)
CNH	28,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	5,362	(18,618)	(23,980)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.610%	—	60,947	60,947
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.610%	—	(393)	(393)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.343%	(26,602)	(73,581)	(46,979)
DKK	1,340	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.343%	6,291	10,796	4,505
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	(62,771)	(62,771)
EUR	3,105	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	9,670	9,670
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(1,195)	(614,629)	(613,434)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 2.415%	14,753	259,500	244,747
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.415%	(275,198)	(183,738)	91,460
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	481,950	481,950
EUR	6,515	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	142,897	142,897
EUR	11,875	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	219,532	219,532
EUR	9,353	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	150,540	150,540
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.415%	714	2,114	1,400
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.415%	213,941	87,501	(126,440)
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	(239,929)	(239,929)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	344,262	344,262
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(345,849)	(345,849)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	812,639	812,639
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(817,007)	(817,007)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	311,963	311,963
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(311,205)	(311,205)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.336%	2,488	(61,727)	(64,215)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	(1,404)	82,010	83,414
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(21,457)	(788,733)	(767,276)
A56

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 2.415%	$20,621	$686,525	$665,904
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(44,530)	(172,063)	(127,533)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.336%	(3,423)	211,961	215,384
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.455%	(19,058)	(162,455)	(143,397)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(339,945)	757,015	1,096,960
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	2,627	22,065	19,438
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.455%	(133,962)	(237,087)	(103,125)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	975,234	759,823	(215,411)
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	370,590	532,952	162,362
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.455%	(88,279)	(354,024)	(265,745)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	298,377	290,804	(7,573)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.455%	—	(1,225,587)	(1,225,587)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.455%	(59)	(1,357,890)	(1,357,831)
GBP	800	05/08/45	3.950%(A)	1 Day SONIA(2)(A)/ 4.455%	(42,235)	(74,500)	(32,265)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.455%	(43)	(1,261,720)	(1,261,677)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	(1,069,752)	(1,423,299)	(353,547)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.530%	(16,286)	(119,112)	(102,826)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.493%	—	(126,521)	(126,521)
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(3,619)	(10,778)	(7,159)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(38,138)	(99,099)	(60,961)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.476%	23,947	41,268	17,321
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.476%	(623)	(367,735)	(367,112)
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(72,117)	(159,975)	(87,858)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(76,024)	(76,024)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.476%	90,292	135,936	45,644
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.476%	(3,256)	(630,882)	(627,626)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.476%	(3,096)	(623,434)	(620,338)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.476%	918,041	622,505	(295,536)
JPY	160,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.476%	(23,751)	(14,860)	8,891
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	(211,263)	(303,649)	(92,386)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.476%	(7,698)	(1,050,992)	(1,043,294)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.476%	238,416	392,134	153,718
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.476%	(15,673)	(21,006)	(5,333)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.476%	(19,575)	(2,637,868)	(2,618,293)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.476%	443,919	1,130,190	686,271
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.476%	(169,323)	(258,796)	(89,473)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.476%	(6,862)	(43,491)	(36,629)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.476%	(7,403)	(1,085,842)	(1,078,439)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.476%	5,785	668,126	662,341
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(264,296)	(419,241)	(154,945)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.476%	(8,681)	(1,358,625)	(1,349,944)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(258,171)	(428,555)	(170,384)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.476%	—	115,186	115,186
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.476%	18,851	(87,749)	(106,600)
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	9,012	9,012
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	(319,528)	(319,528)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	(48,321)	(48,321)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(22,192)	44,349	66,541
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	22,514	22,514
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(10,594)	133,900	144,494
KRW	2,592,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	101,121	89,748	(11,373)
MXN	54,940	12/25/25	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	6,201	(53,041)	(59,242)
MXN	6,685	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	304	(631)	(935)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(11,011)	(11,011)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(3,387)	(3,387)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.670%	—	(48,068)	(48,068)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 3.598%	—	(101,142)	(101,142)
A57

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	17,045	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.760%	$—	$(7,292)	$(7,292)
PLN	14,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(5,749)	(5,749)
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.760%	(4,904)	11,286	16,190
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.760%	(12,501)	(85,860)	(73,359)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 2.357%	—	(156,814)	(156,814)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.139%	9,410	(115,195)	(124,605)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	(34,975)	(34,975)
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	90,831	90,831
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	73,999	73,999
THB	21,225	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.988%	26,035	28,663	2,628
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	19,122	19,122
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.679%	—	32,147	32,147
	14,480	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.410%	—	44,484	44,484
	195,580	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(5,274)	(5,274)
	58,420	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(1,575)	(1,575)
	200,450	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	462,998	462,998
	78,220	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.410%	3,073	(136,664)	(139,737)
	21,940	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.410%	(455)	(38,333)	(37,878)
	82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(229,770)	(229,770)
	13,430	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.410%	4,681	12,906	8,225
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.410%	—	59,391	59,391
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	76,781	41,864	(34,917)
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	288,752	359,616	70,864
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(561,424)	(561,424)
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	3,038	(211,227)	(214,265)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(178,369)	(178,369)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	13,760	594,280	580,520
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.410%	—	651,352	651,352
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(75,873)	(75,873)
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(171,713)	(171,713)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(138,237)	(138,237)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(34,593)	(518,994)	(484,401)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(34,453)	(34,453)
	8,120	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.410%	36,079	(118,847)	(154,926)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(22,219)	(22,219)
	2,440	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(17,609)	(17,609)
	1,780	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.410%	—	14,678	14,678
	1,910	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(38,456)	(38,456)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.410%	—	(134,607)	(134,607)
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	214,146	214,146
	3,200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.410%	(137,455)	3,222	140,677
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.410%	(1,620,767)	(1,770,155)	(149,388)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(126,719)	(281,793)	(155,074)
	4,768	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(54,646)	(54,646)
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(19,289)	(19,289)
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.410%	(8,880)	(12,057)	(3,177)
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,828,150	1,864,270	36,120
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,661,546	1,764,191	102,645
	15,510	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	64,056	191,646	127,590
	24,515	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	358,525	302,915	(55,610)
	1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.410%	—	32,928	32,928
	15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	121,736	333,598	211,862
	21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	47,066	47,066
	2,495	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.410%	121,784	12,276	(109,508)
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.410%	17,418	54,081	36,663
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.410%	11,445	56,287	44,842
A58

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
(formerly, AST Prudential Growth Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	45,555	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	$(5,552)	$(21,299)	$(15,747)
					$3,964,201	$(7,326,138)	$(11,290,339)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	$68,798	$—	$68,798	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	60,090	—	60,090	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	21,092	(5)	21,097	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	(75,025)	(75)	(74,950)	JPM
MYR	1,310	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	1,314	—	1,314	JPM
					$76,269	$(80)	$76,349

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(29,234)	$226,557	$—	$226,557
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	22,975	(934,329)	—	(934,329)
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 4.480%	JPM	05/13/25	10,588	43,884	—	43,884
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/ 3.730%	JPM	05/21/25	10,470	215,467	—	215,467
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	41,160	(752,335)	—	(752,335)
					$(1,200,756)	$—	$(1,200,756)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A59